UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2025

Date of reporting period:	September 1, 2024 – February 28, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Retirement Advantage 2065 Fund
Class A [PCJZX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$11	0.21%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSA-0425

Putnam Retirement Advantage 2065 Fund
Class C [PCKBX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.96%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSC-0425

Putnam Retirement Advantage 2065 Fund
Class R [PCKFX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.61%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSR-0425

Putnam Retirement Advantage 2065 Fund
Class R3 [PCKGX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.36%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSR3-0425

Putnam Retirement Advantage 2065 Fund
Class R4 [PCKHX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$6	0.11%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSR4-0425

Putnam Retirement Advantage 2065 Fund
Class R5 [PCKIX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$2	-0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSR5-0425

Putnam Retirement Advantage 2065 Fund
Class R6 [PCKJX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$7	-0.14%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSR6-0425

Putnam Retirement Advantage 2065 Fund
Class Y [PCKEX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$2	-0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,381,285
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSY-0425

Putnam Retirement Advantage 2060 Fund
Class A [PAAVX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSA-0425

Putnam Retirement Advantage 2060 Fund
Class C [PAAPX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$48	0.95%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSC-0425

Putnam Retirement Advantage 2060 Fund
Class R [PAAMX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$30	0.60%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSR-0425

Putnam Retirement Advantage 2060 Fund
Class R3 [PAHJX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.35%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSR3-0425

Putnam Retirement Advantage 2060 Fund
Class R4 [PAHKX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.10%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSR4-0425

Putnam Retirement Advantage 2060 Fund
Class R5 [PAHLX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$3	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSR5-0425

Putnam Retirement Advantage 2060 Fund
Class R6 [PAAKX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$8	-0.15%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSR6-0425

Putnam Retirement Advantage 2060 Fund
Class Y [PAKJX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$3	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$10,436,237
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSY-0425

Putnam Retirement Advantage 2055 Fund
Class A [PADYX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSA-0425

Putnam Retirement Advantage 2055 Fund
Class C [PACWX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$47	0.94%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSC-0425

Putnam Retirement Advantage 2055 Fund
Class R [PACSX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$30	0.59%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSR-0425

Putnam Retirement Advantage 2055 Fund
Class R3 [PAHEX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$17	0.34%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSR3-0425

Putnam Retirement Advantage 2055 Fund
Class R4 [PAHFX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSR4-0425

Putnam Retirement Advantage 2055 Fund
Class R5 [PAHGX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$3	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSR5-0425

Putnam Retirement Advantage 2055 Fund
Class R6 [PACJX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$8	-0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSR6-0425

Putnam Retirement Advantage 2055 Fund
Class Y [PAAWX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$3	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$14,747,924
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSY-0425

Putnam Retirement Advantage 2050 Fund
Class A [PAEZX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSA-0425

Putnam Retirement Advantage 2050 Fund
Class C [PAENX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$47	0.93%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSC-0425

Putnam Retirement Advantage 2050 Fund
Class R [PAEQX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$29	0.58%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSR-0425

Putnam Retirement Advantage 2050 Fund
Class R3 [PAGZX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$17	0.33%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSR3-0425

Putnam Retirement Advantage 2050 Fund
Class R4 [PAHAX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$4	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSR4-0425

Putnam Retirement Advantage 2050 Fund
Class R5 [PAHDX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$4	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSR5-0425

Putnam Retirement Advantage 2050 Fund
Class R6 [PAEKX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$9	-0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSR6-0425

Putnam Retirement Advantage 2050 Fund
Class Y [PHPDX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$4	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$23,006,066
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSY-0425

Putnam Retirement Advantage 2045 Fund
Class A [PALGX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSA-0425

Putnam Retirement Advantage 2045 Fund
Class C [PAFPX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$47	0.93%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSC-0425

Putnam Retirement Advantage 2045 Fund
Class R [PAFZX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$29	0.58%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSR-0425

Putnam Retirement Advantage 2045 Fund
Class R3 [PAGQX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$17	0.33%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSR3-0425

Putnam Retirement Advantage 2045 Fund
Class R4 [PAGUX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$4	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSR4-0425

Putnam Retirement Advantage 2045 Fund
Class R5 [PAGWX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$4	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSR5-0425

Putnam Retirement Advantage 2045 Fund
Class R6 [PAFMX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$9	-0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSR6-0425

Putnam Retirement Advantage 2045 Fund
Class Y [PAFJX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$4	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$22,944,621
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	8%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSY-0425

Putnam Retirement Advantage 2040 Fund
Class A [PCCLX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$11	0.22%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSA-0425

Putnam Retirement Advantage 2040 Fund
Class C [PBBZX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.97%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSC-0425

Putnam Retirement Advantage 2040 Fund
Class R [PBAOX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.62%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSR-0425

Putnam Retirement Advantage 2040 Fund
Class R3 [PAGKX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$19	0.37%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSR3-0425

Putnam Retirement Advantage 2040 Fund
Class R4 [PAGJX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$6	0.12%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSR4-0425

Putnam Retirement Advantage 2040 Fund
Class R5 [PAGOX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	-$2	-0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSR5-0425

Putnam Retirement Advantage 2040 Fund
Class R6 [PBAMX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$7	-0.13%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSR6-0425

Putnam Retirement Advantage 2040 Fund
Class Y [PALZX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	-$2	-0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$33,199,961
Total Number of Portfolio Holdings*	3
Portfolio Turnover Rate	11%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSY-0425

Putnam Retirement Advantage 2035 Fund
Class A [PDFLX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$13	0.26%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSA-0425

Putnam Retirement Advantage 2035 Fund
Class C [PDAWX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$51	1.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSC-0425

Putnam Retirement Advantage 2035 Fund
Class R [PDAKX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$33	0.66%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSR-0425

Putnam Retirement Advantage 2035 Fund
Class R3 [PAFWX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$21	0.41%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSR3-0425

Putnam Retirement Advantage 2035 Fund
Class R4 [PAFUX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$8	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSR4-0425

Putnam Retirement Advantage 2035 Fund
Class R5 [PAFYX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$1	0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSR5-0425

Putnam Retirement Advantage 2035 Fund
Class R6 [PCDLX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$5	-0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSR6-0425

Putnam Retirement Advantage 2035 Fund
Class Y [POWYX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$1	0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$40,118,037
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSY-0425

Putnam Retirement Advantage 2030 Fund
Class A [PDLTX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$14	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSA-0425

Putnam Retirement Advantage 2030 Fund
Class C [PDLKX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$51	1.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSC-0425

Putnam Retirement Advantage 2030 Fund
Class R [PDKAX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$34	0.67%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSR-0425

Putnam Retirement Advantage 2030 Fund
Class R3 [PAFOX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$21	0.42%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSR3-0425

Putnam Retirement Advantage 2030 Fund
Class R4 [PAFQX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSR4-0425

Putnam Retirement Advantage 2030 Fund
Class R5 [PAFVX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$1	0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSR5-0425

Putnam Retirement Advantage 2030 Fund
Class R6 [PDIZX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	-$4	-0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSR6-0425

Putnam Retirement Advantage 2030 Fund
Class Y [PDGKX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$1	0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$37,838,652
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSY-0425

Putnam Retirement Advantage 2025 Fund
Class A [PBDLX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$19	0.38%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-STSA-0425

Putnam Retirement Advantage 2025 Fund
Class C [PRTJX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$57	1.13%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-STSC-0425

Putnam Retirement Advantage 2025 Fund
Class R [PRTWX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.78%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-STSR-0425

Putnam Retirement Advantage 2025 Fund
Class R3 [PAFLX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$27	0.53%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-STSR3-0425

Putnam Retirement Advantage 2025 Fund
Class R4 [PAFKX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$14	0.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-STSR4-0425

Putnam Retirement Advantage 2025 Fund
Class R5 [PAFNX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$7	0.13%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-STSR5-0425

Putnam Retirement Advantage 2025 Fund
Class R6 [PBATX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$2	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-STSR6-0425

Putnam Retirement Advantage 2025 Fund
Class Y [PLZYX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$7	0.13%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$19,662,338
Total Number of Portfolio Holdings*	4
Portfolio Turnover Rate	28%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-STSY-0425

Putnam Retirement Advantage Maturity Fund
Class A [POMGX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$21	0.42%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSA-0425

Putnam Retirement Advantage Maturity Fund
Class C [PLFGX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$59	1.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSC-0425

Putnam Retirement Advantage Maturity Fund
Class R [PAKYX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.82%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSR-0425

Putnam Retirement Advantage Maturity Fund
Class R3 [PAHMX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$29	0.57%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSR3-0425

Putnam Retirement Advantage Maturity Fund
Class R4 [PAHNX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$16	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSR4-0425

Putnam Retirement Advantage Maturity Fund
Class R5 [PAHOX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSR5-0425

Putnam Retirement Advantage Maturity Fund
Class R6 [PADLX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSR6-0425

Putnam Retirement Advantage Maturity Fund
Class Y [PAETX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$20,109,539
Total Number of Portfolio Holdings*	2
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSY-0425

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Retirement Advantage
Funds

Financial Statements and Other Important Information

Semi-Annual | February 28, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The funds’ portfolios 2/28/25 (Unaudited)
2065 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P Ω	126,312	$1,855,525
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	25,366	513,658
Total asset allocation funds (cost $2,347,270)		$2,369,183

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Short Term Investment Fund Class G 4.50% Ω	11,384	$11,384
Total short-term investments (cost $11,384)		$11,384

TOTAL INVESTMENTS
Total investments (cost $2,358,654)		$2,380,567

*Percentages indicated are based on net assets of $2,381,285.

2060 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P Ω	445,189	$6,539,829
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	189,499	3,837,354
Total asset allocation funds (cost $10,023,089)		$10,377,183

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Short Term Investment Fund Class G 4.50% Ω	52,682	$52,682
Total short-term investments (cost $52,682)		$52,682

TOTAL INVESTMENTS
Total investments (cost $10,075,771)		$10,429,865

*Percentages indicated are based on net assets of $10,436,237.

2055 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P Ω	390,327	$5,733,904
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	441,005	8,930,351
Total asset allocation funds (cost $14,483,800)		$14,664,255

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Short Term Investment Fund Class G 4.50% Ω	74,099	$74,099
Total short-term investments (cost $74,099)		$74,099

TOTAL INVESTMENTS
Total investments (cost $14,557,899)		$14,738,354

*Percentages indicated are based on net assets of $14,747,924.

2050 Fund	Shares	Value
ASSET ALLOCATION FUNDS (98.9%)*
Putnam Dynamic Asset Allocation Equity Fund Class P Ω	237,081	$3,482,727
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	951,937	19,276,730
Total asset allocation funds (cost $22,450,826)		$22,759,457

SHORT-TERM INVESTMENTS (1.0%)*
Putnam Short Term Investment Fund Class G 4.50% Ω	230,611	$230,611
Total short-term investments (cost $230,611)		$230,611

TOTAL INVESTMENTS
Total investments (cost $22,681,437)		$22,990,068

*Percentages indicated are based on net assets of $23,006,066.

Retirement Advantage Funds
1

The funds’ portfolios 2/28/25 (Unaudited) cont.

2045 Fund	Shares	Value
ASSET ALLOCATION FUNDS (97.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P Ω	67,486	$1,101,368
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	1,049,850	21,259,454
Total asset allocation funds (cost $21,355,060)		$22,360,822

SHORT-TERM INVESTMENTS (2.5%)*
Putnam Short Term Investment Fund Class G 4.50% Ω	568,876	$568,876
Total short-term investments (cost $568,876)		$568,876

TOTAL INVESTMENTS
Total investments (cost $21,923,936)		$22,929,698
*Percentages indicated are based on net assets of $22,944,621.

2040 Fund	Shares	Value
ASSET ALLOCATION FUNDS (96.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P Ω	911,322	$14,872,781
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	848,930	17,190,825
Total asset allocation funds (cost $31,997,100)		$32,063,606

SHORT-TERM INVESTMENTS (3.4%)*
Putnam Short Term Investment Fund Class G 4.50% Ω	1,115,949	$1,115,949
Total short-term investments (cost $1,115,949)		$1,115,949

TOTAL INVESTMENTS
Total investments (cost $33,113,049)		$33,179,555

*Percentages indicated are based on net assets of $33,199,961.

2035 Fund	Shares	Value
ASSET ALLOCATION FUNDS (94.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P Ω	2,284,139	$37,277,148
Putnam Dynamic Asset Allocation Conservative Fund Class P Ω	40,519	441,653
Total asset allocation funds (cost $37,020,098)		$37,718,801

MULTI-ASSET INCOME FUNDS (1.5%)*
Putnam Multi-Asset Income Fund Class P Ω	55,737	$601,400
Total multi-asset income funds (cost $595,539)		$601,400

SHORT-TERM INVESTMENTS (4.4%)*
Putnam Short Term Investment Fund Class G 4.50% Ω	1,780,725	$1,780,725
Total short-term investments (cost $1,780,725)		$1,780,725

TOTAL INVESTMENTS
Total investments (cost $39,396,362)		$40,100,926

*Percentages indicated are based on net assets of $40,118,037.

2
Retirement Advantage Funds

The funds’ portfolios 2/28/25 (Unaudited) cont.
2030 Fund	Shares	Value
ASSET ALLOCATION FUNDS (78.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P Ω	698,119	$11,393,308
Putnam Dynamic Asset Allocation Conservative Fund Class P Ω	1,663,862	18,136,098
Total asset allocation funds (cost $29,186,512)		$29,529,406

MULTI-ASSET INCOME FUNDS (16.2%)*
Putnam Multi-Asset Income Fund Class P Ω	567,675	$6,125,214
Total multi-asset income funds (cost $5,928,796)		$6,125,214

SHORT-TERM INVESTMENTS (5.7%)*
Putnam Short Term Investment Fund Class G 4.50% Ω	2,167,035	$2,167,035
Total short-term investments (cost $2,167,035)		$2,167,035

TOTAL INVESTMENTS
Total investments (cost $37,282,343)		$37,821,655

*Percentages indicated are based on net assets of $37,838,652.

2025 Fund	Shares	Value
MULTI-ASSET INCOME FUNDS (81.7%)*
Putnam Multi-Asset Income Fund Class P Ω	1,489,578	$16,072,544
Total multi-asset income funds (cost $15,363,975)		$16,072,544

ASSET ALLOCATION FUNDS (12.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P Ω	30,172	$492,413
Putnam Dynamic Asset Allocation Conservative Fund Class P Ω	177,158	1,931,021
Total asset allocation funds (cost $2,370,054)		$2,423,434

SHORT-TERM INVESTMENTS (5.9%)*
Putnam Short Term Investment Fund Class G 4.50% Ω	1,163,412	$1,163,412
Total short-term investments (cost $1,163,412)		$1,163,412

TOTAL INVESTMENTS
Total investments (cost $18,897,441)		$19,659,390

*Percentages indicated are based on net assets of $19,662,338.

Maturity Fund	Shares	Value
MULTI-ASSET INCOME FUNDS (94.1%)*
Putnam Multi-Asset Income Fund Class P Ω	1,753,306	$18,918,168
Total multi-asset income funds (cost $17,898,981)		$18,918,168

SHORT-TERM INVESTMENTS (5.9%)*
Putnam Short Term Investment Fund Class G 4.50% Ω	1,188,925	$1,188,925
Total short-term investments (cost $1,188,925)		$1,188,925

TOTAL INVESTMENTS
Total investments (cost $19,087,906)		$20,107,093

*Percentages indicated are based on net assets of $20,109,539.

Retirement Advantage Funds
3

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from September 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
Ω	Affiliated company (Note 5). For investments in Putnam Short Term Investment Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:
Level 1 : Valuations based on quoted prices for identical securities in active markets.
Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:
2065 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$513,658	$1,855,525	$—
Short-Term Investments	—	11,384	—
Totals by level	$513,658	$1,866,909	$—
2060 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$3,837,354	$6,539,829	$—
Short-Term Investments	—	52,682	—
Totals by level	$3,837,354	$6,592,511	$—
2055 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$8,930,351	$5,733,904	$—
Short-Term Investments	—	74,099	—
Totals by level	$8,930,351	$5,808,003	$—
2050 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$19,276,730	$3,482,727	$—
Short-Term Investments	—	230,611	—
Totals by level	$19,276,730	$3,713,338	$—
2045 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$22,360,822	$—	$—
Short-Term Investments	—	568,876	—
Totals by level	$22,360,822	$568,876	$—
2040 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$32,063,606	$—	$—
Short-Term Investments	—	1,115,949	—
Totals by level	$32,063,606	$1,115,949	$—
2035 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$37,718,801	$—	$—
Multi-Asset Income Funds	601,400	—	—
Short-Term Investments	—	1,780,725	—
Totals by level	$38,320,201	$1,780,725	$—

4
Retirement Advantage Funds

2030 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$29,529,406	$—	$—
Multi-Asset Income Funds	6,125,214	—	—
Short-Term Investments	—	2,167,035	—
Totals by level	$35,654,620	$2,167,035	$—
2025 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$2,423,434	$—	$—
Multi-Asset Income Funds	16,072,544	—	—
Short-Term Investments	—	1,163,412	—
Totals by level	$18,495,978	$1,163,412	$—
Maturity Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Multi-Asset Income Funds	$18,918,168	$—	$—
Short-Term Investments	—	1,188,925	—
Totals by level	$18,918,168	$1,188,925	$—

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
5

Financial Statements

Statement of assets and liabilities

2/28/25 (Unaudited)

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying Putnam funds, at value (Notes 1 and 5)	$2,380,567	$10,429,865	$14,738,354	$22,990,068	$22,929,698
Cash	—	73	54	38	116
Receivable for income distributions from underlying Putnam fund shares	39	177	251	779	1,938
Receivable for shares of the fund sold	1,254	4,899	11,198	5,379	6,494
Receivable for investments sold	4,971	—	6,692	2,543	503
Receivable from Manager (Note 2)	13,497	25,155	27,632	40,699	41,538
Total assets	2,400,328	10,460,169	14,784,181	23,039,506	22,980,287

LIABILITIES
Payable for investments purchased	1,293	5,077	11,450	6,162	8,441
Payable for shares of the fund repurchased	4,971	—	6,692	2,543	503
Payable for investor servicing fees (Note 2)	267	584	779	1,168	1,306
Payable for distribution fees (Note 2)	426	444	505	476	903
Payable for postage expense	4,531	4,595	4,438	4,536	4,537
Payable for reports to shareholders	6,344	7,178	3,909	4,999	6,473
Payable for auditing and tax fee	1,006	5,557	7,631	12,590	12,487
Other accrued expenses	205	497	853	966	1,016
Total liabilities	19,043	23,932	36,257	33,440	35,666
Net assets	$2,381,285	$10,436,237	$14,747,924	$23,006,066	$22,944,621

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$2,243,934	$9,723,523	$13,934,915	$21,864,247	$21,190,228
Total distributable earnings (Note 1)	137,351	712,714	813,009	1,141,819	1,754,393
Total — Representing net assets applicable to capital outstanding	$2,381,285	$10,436,237	$14,747,924	$23,006,066	$22,944,621

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net assets	$665,619	$732,393	$725,285	$1,010,480	$1,235,299
Number of shares outstanding	53,480	60,944	60,065	87,967	105,768
Net asset value and redemption price	$12.45	$12.02	$12.08	$11.49	$11.68
Offering price per class A share (100/94.25 of Class A net asset value)*	$13.21	$12.75	$12.82	$12.19	$12.39
Offering price per class A share (100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	N/A
Computation of net asset value and offering price Class C
Net Assets	$91,326	$85,380	$119,425	$37,766	$165,207
Number of shares outstanding	7,428	7,208	9,956	3,302	14,176
Net asset value and offering price***	$12.29	$11.84†	$12.00	$11.44	$11.65
Computation of net asset value, offering price and redemption price Class R
Net Assets	$20,397	$19,158	$15,299	$14,966	$162,962
Number of shares outstanding	1,642	1,597	1,264	1,298	13,958
Net asset value, offering price and redemption price	$12.42	$11.99†	$12.11†	$11.53	$11.68
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$14,580	$15,842	$15,433	$15,097	$14,760
Number of shares outstanding	1,167	1,317	1,273	1,308	1,259
Net asset value, offering price and redemption price	$12.50†	$12.03	$12.12	$11.54	$11.73†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$71,761	$27,151	$41,711	$79,959	$73,413
Number of shares outstanding	5,745	2,192	3,441	6,935	6,260
Net asset value, offering price and redemption price	$12.49	$12.39	$12.12	$11.53	$11.73
(Continued on next page)

The accompanying notes are an integral part of these financial statements.

6 Retirement Advantage Funds

Statement of assets and liabilities

2/28/25 (Unaudited) cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE cont.	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$14,769	$16,108	$15,650	$15,309	$14,966
Number of shares outstanding	1,180	1,334	1,290	1,325	1,275
Net asset value, offering price and redemption price	$12.51†	$12.08†	$12.13	$11.55	$11.74
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$1,479,456	$9,513,382	$13,797,177	$21,780,392	$21,094,048
Number of shares outstanding	118,288	788,809	1,136,773	1,885,072	1,796,697
Net asset value, offering price and redemption price	$12.51	$12.06	$12.14	$11.55	$11.74
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$23,377	$26,823	$17,944	$52,097	$183,966
Number of shares outstanding	1,869	2,224	1,479	4,514	15,684
Net asset value, offering price and redemption price	$12.51	$12.06	$12.13	$11.54	$11.73
Cost of investments (Note 1)	$2,358,654	$10,075,771	$14,557,899	$22,681,437	$21,923,936
*	On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
* * *	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 7

Statement of assets and liabilities

2/28/25 (Unaudited) cont.

ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Investments in affiliated underlying Putnam funds, at value (Notes 1 and 5)	$33,179,555	$40,100,926	$37,821,655	$19,659,390	$20,107,093
Cash	54	67	63	157	43
Receivable for income distributions from underlying Putnam fund shares	3,810	6,075	7,517	4,018	4,254
Receivable for shares of the fund sold	19,902	22,816	5,515	2,213	2,852
Receivable for investments sold	15,915	4,713	—	—	876
Receivable from Manager (Note 2)	52,934	55,968	52,845	25,825	21,811
Total assets	33,272,170	40,190,565	37,887,595	19,691,603	20,136,929

LIABILITIES
Payable for shares of the fund repurchased	15,915	4,713	—	—	876
Payable for investments purchased	23,727	28,920	13,068	6,236	7,102
Payable for investor servicing fees (Note 2)	1,721	2,604	2,100	1,181	1,019
Payable for distribution fees (Note 2)	856	2,443	1,283	949	355
Payable for reports to shareholders	5,447	5,896	5,255	3,973	1,154
Payable for auditing and tax fee	18,307	21,336	21,483	12,193	11,998
Payable for postage expense	4,501	4,486	4,477	4,432	4,283
Other accrued expenses	1,735	2,130	1,277	301	603
Total liabilities	72,209	72,528	48,943	29,265	27,390
Net assets	$33,199,961	$40,118,037	$37,838,652	$19,662,338	$20,109,539

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$32,023,279	$39,053,283	$37,210,513	$19,185,867	$19,881,935
Total distributable earnings (Note 1)	1,176,682	1,064,754	628,139	476,471	227,604
Total — Representing net assets applicable to capital outstanding	$33,199,961	$40,118,037	$37,838,652	$19,662,338	$20,109,539

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$1,630,784	$5,574,897	$2,162,774	$2,083,857	$815,049
Number of shares outstanding	147,481	509,965	203,674	197,223	76,794
Net asset value and redemption price	$11.06	$10.93	$10.62	$10.57	$10.61
Offering price per class A share (100/94.25 of Class A net asset value)*	$11.73	$11.60	$11.27	$11.21	N/A
Offering price per class A share (100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$11.05
Computation of net asset value and offering price Class C
Net Assets	$189,070	$172,868	$243,198	$79,337	$10,901
Number of shares outstanding	17,161	15,948	23,196	7,535	1,045
Net asset value and offering price ***	$11.02	$10.84	$10.48	$10.53	$10.43
Computation of net asset value, offering price and redemption price Class R
Net Assets	$13,994	$13,449	$12,508	$12,964	$11,031
Number of shares outstanding	1,262	1,227	1,172	1,227	1,049
Net asset value, offering price and redemption price	$11.09	$10.96	$10.67	$10.57	$10.51†
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$14,117	$13,567	$12,617	$11,467	$11,125
Number of shares outstanding	1,272	1,235	1,182	1,083	1,053
Net asset value, offering price and redemption price	$11.10	$10.98†	$10.68†	$10.58†	$10.57
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$67,179	$56,150	$19,296	$11,664	$14,466
Number of shares outstanding	6,053	5,117	1,790	1,093	1,361
Net asset value, offering price and redemption price	$11.10	$10.97	$10.78	$10.67	$10.63
(Continued on next page)

The accompanying notes are an integral part of these financial statements.

8 Retirement Advantage Funds

Statement of assets and liabilities

2/28/25 (Unaudited) cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE cont.	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$14,315	$13,757	$12,792	$11,625	$11,283
Number of shares outstanding	1,288	1,251	1,197	1,098	1,058
Net asset value, offering price and redemption price	$11.11	$10.99†	$10.69	$10.59	$10.67†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$31,187,419	$34,191,606	$34,660,311	$17,433,776	$19,207,832
Number of shares outstanding	2,805,573	3,110,003	3,243,644	1,646,303	1,796,912
Net asset value, offering price and redemption price	$11.12	$10.99	$10.69	$10.59	$10.69
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$83,083	$81,743	$715,156	$17,648	$27,852
Number of shares outstanding	7,486	7,440	66,976	1,664	2,611
Net asset value, offering price and redemption price	$11.10	$10.99	$10.68	$10.61	$10.67
Cost of investments (Note 1)	$33,113,049	$39,396,362	$37,282,343	$18,897,441	$19,087,906
*	On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
* * *	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 9

Statement of operations

Six months ended 2/28/25 (Unaudited)

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying Putnam fund shares (Note 5)	$26,692	$145,440	$238,015	$408,478	$428,537

EXPENSES
Compensation of Manager (Note 2)	3,545	19,101	25,660	41,307	39,989
Investor servicing fees (Note 2)	724	1,566	2,019	3,107	3,550
Distribution fees (Note 2)	1,266	1,266	1,495	1,330	2,715
Blue sky expense	34,713	34,764	35,028	34,882	34,808
Auditing and tax fees	1,006	5,557	7,631	12,590	12,487
Reports to shareholder	2,570	2,892	1,629	2,050	2,619
Other	2,429	2,738	3,049	3,180	3,215
Fees waived and reimbursed by Manager (Note 2)	(45,568)	(72,500)	(83,992)	(113,062)	(111,661)
Total expenses	685	(4,616)	(7,481)	(14,616)	(12,278)
Net investment income	26,007	150,056	245,496	423,094	440,815

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares (Notes 1 and 3)	58,342	163,422	334,596	283,809	148,161
Capital gain distribution from underlying Putnam fund shares (Note 5)	118,033	615,985	947,661	1,530,942	1,551,381
Total net realized gain	176,375	779,407	1,282,257	1,814,751	1,699,542
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam fund shares	(152,980)	(578,997)	(1,079,921)	(1,479,029)	(1,415,745)
Total change in net depreciation	(152,980)	(578,997)	(1,079,921)	(1,479,029)	(1,415,745)
Net gain on investments	23,395	200,410	202,336	335,722	283,797
Net increase in net assets resulting from operations	$49,402	$350,466	$447,832	$758,816	$724,612

The accompanying notes are an integral part of these financial statements.

10 Retirement Advantage Funds

Statement of operations

Six months ended 2/28/25 (Unaudited) cont.

INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Income distributions from underlying Putnam fund shares (Note 5)	$583,575	$537,410	$661,270	$452,904	$471,773

EXPENSES
Compensation of Manager (Note 2)	57,233	65,052	63,729	35,175	33,716
Investor servicing fees (Note 2)	4,581	6,719	5,787	3,517	2,807
Distribution fees (Note 2)	2,373	6,532	3,424	2,967	1,021
Blue sky expense	35,269	34,869	35,226	35,733	34,848
Auditing and tax fees	18,307	21,336	21,483	12,193	11,998
Reports to shareholder	2,223	2,396	2,149	1,654	564
Other	3,914	4,293	3,435	2,400	2,660
Fees waived and reimbursed by Manager (Note 2)	(139,380)	(146,675)	(143,968)	(86,256)	(80,038)
Total expenses	(15,480)	(5,478)	(8,735)	7,383	7,576
Net investment income	599,055	542,888	670,005	445,521	464,197

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares (Notes 1 and 3)	538,290	166,256	962,204	592,166	96,384
Capital gain distribution from underlying Putnam fund shares (Note 5)	2,452,238	2,745,806	1,220,593	89,513	—
Total net realized gain	2,990,528	2,912,062	2,182,797	681,679	96,384
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam fund shares	(2,597,575)	(2,363,426)	(1,906,353)	(639,372)	(113,385)
Total change in net depreciation	(2,597,575)	(2,363,426)	(1,906,353)	(639,372)	(113,385)
Net gain (loss) on investments	392,953	548,636	276,444	42,307	(17,001)
Net increase in net assets resulting from operations	$992,008	$1,091,524	$946,449	$487,828	$447,196

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 11

Statement of changes in net assets

2065 Fund — INCREASE IN NET ASSETS	Six months ended 2/28/25*	Year ended 8/31/24
Operations
Net investment income	$26,007	$4,971
Net realized gain of underlying Putnam fund shares	176,375	22,405
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(152,980)	175,322
Net increase in net assets resulting from operations	49,402	202,698
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(20,743)	(3,231)
Class C	(2,309)	(363)
Class R	(633)	(154)
Class R3	(485)	(129)
Class R4	(2,674)	(939)
Class R5	(549)	(173)
Class R6	(34,846)	(2,174)
Class Y	(665)	(377)
From capital gain on investments
Net realized long-term gain on investments
Class A	(12,455)	(11,218)
Class C	(1,646)	(1,689)
Class R	(425)	(647)
Class R3	(307)	(496)
Class R4	(1,591)	(2,872)
Class R5	(310)	(500)
Class R6	(19,133)	(6,139)
Class Y	(376)	(1,049)
Increase from capital share transactions (Note 4)	1,302,603	434,410
Total increase in net assets	1,252,858	604,958

NET ASSETS
Beginning of period	1,128,427	523,469
End of period	$2,381,285	$1,128,427
*Unaudited.

The accompanying notes are an integral part of these financial statements.

12 Retirement Advantage Funds

Statement of changes in net assets cont.

2060 Fund — INCREASE IN NET ASSETS	Six months ended 2/28/25*	Year ended 8/31/24
Operations
Net investment income	$150,056	$40,632
Net realized gain of underlying Putnam fund shares	779,407	44,491
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(578,997)	909,276
Net increase in net assets resulting from operations	350,466	994,399
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(23,996)	(7,205)
Class C	(2,120)	(621)
Class R	(599)	(163)
Class R3	(577)	(192)
Class R4	(242)	(485)
Class R5	(604)	(242)
Class R6	(316,469)	(46,736)
Class Y	(995)	(373)
From capital gain on investments
Net realized long-term gain on investments
Class A	(8,863)	(26,353)
Class C	(947)	(2,506)
Class R	(244)	(804)
Class R3	(216)	(807)
Class R4	(345)	(1,756)
Class R5	(219)	(814)
Class R6	(107,456)	(149,464)
Class Y	(348)	(1,246)
Increase from capital share transactions (Note 4)	3,137,242	4,139,633
Total increase in net assets	3,023,468	4,894,265

NET ASSETS
Beginning of period	7,412,769	2,518,504
End of period	$10,436,237	$7,412,769
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 13

Statement of changes in net assets cont.

2055 Fund — INCREASE IN NET ASSETS	Six months ended 2/28/25*	Year ended 8/31/24
Operations
Net investment income	$245,496	$82,987
Net realized gain of underlying Putnam fund shares	1,282,257	24,318
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(1,079,921)	1,293,213
Net increase in net assets resulting from operations	447,832	1,400,518
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(27,196)	(6,256)
Class C	(3,887)	(434)
Class R	(556)	(215)
Class R3	(597)	(245)
Class R4	(1,609)	(569)
Class R5	(666)	(295)
Class R6	(516,984)	(94,746)
Class Y	(757)	(327)
From capital gain on investments
Net realized long-term gain on investments
Class A	(11,829)	(7,048)
Class C	(2,034)	(593)
Class R	(270)	(302)
Class R3	(273)	(304)
Class R4	(687)	(636)
Class R5	(276)	(307)
Class R6	(209,140)	(94,746)
Class Y	(313)	(339)
Increase from capital share transactions (Note 4)	5,424,632	4,556,502
Total increase in net assets	5,095,390	5,749,658

NET ASSETS
Beginning of period	9,652,534	3,902,876
End of period	$14,747,924	$9,652,534
*Unaudited.

The accompanying notes are an integral part of these financial statements.

14 Retirement Advantage Funds

Statement of changes in net assets cont.

2050 Fund — INCREASE IN NET ASSETS	Six months ended 2/28/25*	Year ended 8/31/24
Operations
Net investment income	$423,094	$163,658
Net realized gain (loss) of underlying Putnam fund shares	1,814,751	(18,514)
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(1,479,029)	1,899,768
Net increase in net assets resulting from operations	758,816	2,044,912
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(39,529)	(10,982)
Class C	(1,473)	(264)
Class R	(583)	(263)
Class R3	(624)	(293)
Class R4	(3,289)	(1,223)
Class R5	(692)	(344)
Class R6	(880,565)	(164,747)
Class Y	(2,303)	(372)
From capital gain on investments
Net realized long-term gain on investments
Class A	(10,788)	(10,726)
Class C	(440)	(353)
Class R	(178)	(311)
Class R3	(179)	(313)
Class R4	(885)	(1,176)
Class R5	(182)	(315)
Class R6	(225,490)	(146,636)
Class Y	(594)	(344)
Increase from capital share transactions (Note 4)	6,115,547	9,483,492
Total increase in net assets	5,706,569	11,189,742

NET ASSETS
Beginning of period	17,299,497	6,109,755
End of period	$23,006,066	$17,299,497
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 15

Statement of changes in net assets cont.

2045 Fund — INCREASE IN NET ASSETS	Six months ended 2/28/25*	Year ended 8/31/24
Operations
Net investment income	$440,815	$311,099
Net realized gain of underlying Putnam fund shares	1,699,542	15,392
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(1,415,745)	2,547,003
Net increase in net assets resulting from operations	724,612	2,873,494
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(55,694)	(15,721)
Class C	(6,404)	(628)
Class R	(7,077)	(262)
Class R3	(660)	(291)
Class R4	(3,295)	(1,990)
Class R5	(727)	(341)
Class R6	(891,459)	(275,903)
Class Y	(8,241)	(2,715)
Net realized short-term gain on investments
Class A	(306)	—
Class C	(40)	—
Class R	(39)	—
Class R3	(4)	—
Class R4	(18)	—
Class R5	(4)	—
Class R6	(4,595)	—
Class Y	(43)	—
From capital gain on investments
Net realized long-term gain on investments
Class A	(6,630)	—
Class C	(874)	—
Class R	(855)	—
Class R3	(82)	—
Class R4	(392)	—
Class R5	(83)	—
Class R6	(99,562)	—
Class Y	(935)	—
Increase from capital share transactions (Note 4)	6,314,540	4,297,626
Total increase in net assets	5,951,133	6,873,269

NET ASSETS
Beginning of period	16,993,488	10,120,219
End of period	$22,944,621	$16,993,488
*Unaudited.

The accompanying notes are an integral part of these financial statements.

16 Retirement Advantage Funds

Statement of changes in net assets cont.

2040 Fund — INCREASE IN NET ASSETS	Six months ended 2/28/25*	Year ended 8/31/24
Operations
Net investment income	$599,055	$348,442
Net realized gain of underlying Putnam fund shares	2,990,528	148,443
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(2,597,575)	2,682,338
Net increase in net assets resulting from operations	992,008	3,179,223
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(77,324)	(23,347)
Class C	(3,952)	(516)
Class R	(661)	(240)
Class R3	(701)	(271)
Class R4	(3,243)	(1,492)
Class R5	(766)	(319)
Class R6	(1,578,287)	(293,209)
Class Y	(4,583)	(763)
From capital gain on investments
Net realized long-term gain on investments
Class A	(26,982)	(7,162)
Class C	(1,513)	(225)
Class R	(254)	(95)
Class R3	(256)	(95)
Class R4	(1,133)	(471)
Class R5	(259)	(95)
Class R6	(521,769)	(85,197)
Class Y	(1,533)	(227)
Increase from capital share transactions (Note 4)	10,964,240	10,168,463
Total increase in net assets	9,733,032	12,933,962

NET ASSETS
Beginning of period	23,466,929	10,532,967
End of period	$33,199,961	$23,466,929
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 17

Statement of changes in net assets cont.

2035 Fund — INCREASE IN NET ASSETS	Six months ended 2/28/25*	Year ended 8/31/24
Operations
Net investment income	$542,888	$438,241
Net realized gain (loss) of underlying Putnam fund shares	2,912,062	(47,878)
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(2,363,426)	3,501,725
Net increase in net assets resulting from operations	1,091,524	3,892,088
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(274,523)	(57,961)
Class C	(9,305)	(261)
Class R	(707)	(303)
Class R3	(744)	(332)
Class R4	(2,990)	(1,083)
Class R5	(808)	(379)
Class R6	(1,833,492)	(458,707)
Class Y	(2,792)	(634)
Net realized short-term gain on investments
Class A	(3,026)	—
Class C	(107)	—
Class R	(8)	—
Class R3	(9)	—
Class R4	(33)	—
Class R5	(9)	—
Class R6	(19,505)	—
Class Y	(30)	—
From capital gain on investments
Net realized long-term gain on investments
Class A	(18,590)	(24,485)
Class C	(659)	(151)
Class R	(53)	(151)
Class R3	(53)	(152)
Class R4	(203)	(453)
Class R5	(54)	(153)
Class R6	(119,818)	(179,555)
Class Y	(185)	(256)
Increase from capital share transactions (Note 4)	13,789,995	8,255,080
Total increase in net assets	12,593,816	11,422,152

NET ASSETS
Beginning of period	27,524,221	16,102,069
End of period	$40,118,037	$27,524,221
*Unaudited.

The accompanying notes are an integral part of these financial statements.

18 Retirement Advantage Funds

Statement of changes in net assets cont.

2030 Fund — INCREASE IN NET ASSETS	Six months ended 2/28/25*	Year ended 8/31/24
Operations
Net investment income	$670,005	$523,016
Net realized gain (loss) of underlying Putnam fund shares	2,182,797	(291,147)
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(1,906,353)	3,006,009
Net increase in net assets resulting from operations	946,449	3,237,878
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(79,231)	(24,591)
Class C	(9,446)	(2,052)
Class R	(460)	(197)
Class R3	(493)	(224)
Class R4	(778)	(200)
Class R5	(551)	(270)
Class R6	(1,390,238)	(363,744)
Class Y	(34,437)	(361)
From capital gain on investments
Net realized long-term gain on investments
Class A	(7,366)	(8,573)
Class C	(926)	(987)
Class R	(48)	(87)
Class R3	(48)	(88)
Class R4	(72)	(121)
Class R5	(49)	(88)
Class R6	(121,019)	(114,234)
Class Y	(3,030)	(118)
Increase from capital share transactions (Note 4)	8,222,513	12,991,190
Total increase in net assets	7,520,770	15,713,133

NET ASSETS
Beginning of period	30,317,882	14,604,749
End of period	$37,838,652	$30,317,882
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 19

Statement of changes in net assets cont.

2025 Fund — INCREASE IN NET ASSETS	Six months ended 2/28/25*	Year ended 8/31/24
Operations
Net investment income	$445,521	$550,999
Net realized gain (loss) of underlying Putnam fund shares	681,679	(89,785)
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(639,372)	1,867,165
Net increase in net assets resulting from operations	487,828	2,328,379
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(62,240)	(38,796)
Class C	(2,133)	(1,203)
Class R	(398)	(278)
Class R3	(372)	(305)
Class R4	(307)	(3,361)
Class R5	(423)	(347)
Class R6	(604,868)	(385,551)
Class Y	(608)	(1,756)
Increase from capital share transactions (Note 4)	1,590,339	3,835,939
Total increase in net assets	1,406,818	5,732,721

NET ASSETS
Beginning of period	18,255,520	12,522,799
End of period	$19,662,338	$18,255,520
*Unaudited.

The accompanying notes are an integral part of these financial statements.

20 Retirement Advantage Funds

Statement of changes in net assets cont.

Maturity Fund — INCREASE IN NET ASSETS	Six months ended 2/28/25*	Year ended 8/31/24
Operations
Net investment income	$464,197	$564,740
Net realized gain (loss) of underlying Putnam fund shares	96,384	(397,245)
Net unrealized appreciation (depreciation) of underlying Putnam fund shares	(113,385)	1,937,910
Net increase in net assets resulting from operations	447,196	2,105,405
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(16,705)	(25,622)
Class C	(209)	(321)
Class R	(229)	(360)
Class R3	(243)	(387)
Class R4	(331)	(1,136)
Class R5	(265)	(428)
Class R6	(438,955)	(544,614)
Class Y	(647)	(1,030)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(938)
Class C	—	(15)
Class R	—	(15)
Class R3	—	(15)
Class R4	—	(44)
Class R5	—	(15)
Class R6	—	(17,830)
Class Y	—	(35)
Increase from capital share transactions (Note 4)	3,525,524	2,368,834
Total increase in net assets	3,515,136	3,881,434

NET ASSETS
Beginning of period	16,594,403	12,712,969
End of period	$20,109,539	$16,594,403
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 21

Financial highlights

(For a common share outstanding throughout the period)

2065 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
February 28, 2025**	$12.62	.20	.33	.53	(.44)	(.26)	(.70)	$12.45	4.33*	$666	.10*	1.55*	14*
August 31, 2024	10.36	.05	2.80	2.85	(.14)	(.45)	(.59)	12.62	28.63	645.20		.47	33
August 31, 2023	9.43	.03	1.36	1.39	(.02)	(.44)	(.46)	10.36	15.57	234.18		.32	13
August 31, 2022	11.88	.08	(1.86)	(1.78)	(.67)	—	(.67)	9.43	(15.94)	42.18		.79	10
August 31, 2021Δ	10.00	(.02)	1.90	1.88	—	—	—	11.88	18.80*	21	.12*	(.12)*	1*
Class C
February 28, 2025**	$12.45	.17	.30	.47	(.37)	(.26)	(.63)	$12.29	3.89*	$91	.48*	1.37*	14*
August 31, 2024	10.26	(.02)	2.76	2.74	(.10)	(.45)	(.55)	12.45	27.72	67.95		(.18)	33
August 31, 2023	9.40	—[f]	1.30	1.30	—	(.44)	(.44)	10.26	14.54	32.93		(.03)	13
August 31, 2022	11.82	.01	(1.86)	(1.85)	(.57)	—	(.57)	9.40	(16.50)	12.93		.06	10
August 31, 2021Δ	10.00	(.07)	1.89	1.82	—	—	—	11.82	18.20*	12	.63*	(.63)*	1*
Class R
February 28, 2025**	$12.57	.20	.30	.50	(.39)	(.26)	(.65)	$12.42	4.12*	$20	.30*	1.55*	14*
August 31, 2024	10.33	.04	2.76	2.80	(.11)	(.45)	(.56)	12.57	28.10	19.60		.38	33
August 31, 2023	9.42	.04	1.31	1.35	—	(.44)	(.44)	10.33	15.06	11.58		.41	13
August 31, 2022	11.85	.05	(1.87)	(1.82)	(.61)	—	(.61)	9.42	(16.26)	10.58		.47	10
August 31, 2021Δ	10.00	(.04)	1.89	1.85	—	—	—	11.85	18.50*	12	.39*	(.39)*	1*
Class R3
February 28, 2025**	$12.66	.21	.31	.52	(.42)	(.26)	(.68)	$12.50	4.21*	$15	.18*	1.67*	14*
August 31, 2024	10.38	.07	2.78	2.85	(.12)	(.45)	(.57)	12.66	28.47	15.35		.59	33
August 31, 2023	9.44	.06	1.32	1.38	—[f]	(.44)	(.44)	10.38	15.37	11.33		.66	13
August 31, 2022	11.87	.08	(1.87)	(1.79)	(.64)	—	(.64)	9.44	(16.03)	10.33		.72	10
August 31, 2021Δ	10.00	(.02)	1.89	1.87	—	—	—	11.87	18.70*	12	.22*	(.22)*	1*
Class R4
February 28, 2025**	$12.66	.22	.31	.53	(.44)	(.26)	(.70)	$12.49	4.34*	$72	.05*	1.70*	14*
August 31, 2024	10.38	.09	2.79	2.88	(.15)	(.45)	(.60)	12.66	28.81	75.10		.81	33
August 31, 2023	9.46	.08	1.32	1.40	(.04)	(.44)	(.48)	10.38	15.55	57.08		.86	13
August 31, 2022	11.89	.06	(1.82)	(1.76)	(.67)	—	(.67)	9.46	(15.79)	34.08		.54	10
August 31, 2021Δ	10.00	(.01)	1.90	1.89	—	—	—	11.89	18.90*	12	.06*	(.06)*	1*
Class R5
February 28, 2025**	$12.70	.24	.30	.54	(.47)	(.26)	(.73)	$12.51	4.36*	$15	(.02)*	1.87*	14*
August 31, 2024	10.40	.11	2.80	2.91	(.16)	(.45)	(.61)	12.70	29.08	15	(.05)	.99	33
August 31, 2023	9.47	.10	1.31	1.41	(.04)	(.44)	(.48)	10.40	15.71	12	(.07)	1.06	13
August 31, 2022	11.90	.12	(1.87)	(1.75)	(.68)	—	(.68)	9.47	(15.66)	10	(.07)	1.11	10
August 31, 2021Δ	10.00	.01	1.89	1.90	—	—	—	11.90	19.00*	12	(.04)*	.04*	1*

The accompanying notes are an integral part of these financial statements.

22
Retirement Advantage Funds

Financial highlights cont.

2065 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
February 28, 2025**	$12.70	.22	.33	.55	(.48)	(.26)	(.74)	$12.51	4.48*	$1,479	(.07)*	1.75*	14*
August 31, 2024	10.40	.12	2.80	2.92	(.17)	(.45)	(.62)	12.70	29.20	275	(.15)	1.05	33
August 31, 2023	9.47	.08	1.34	1.42	(.05)	(.44)	(.49)	10.40	15.83	141	(.17)	.81	13
August 31, 2022	11.91	.06	(1.80)	(1.74)	(.70)	—	(.70)	9.47	(15.65)	36	(.17)	.60	10
August 31, 2021Δ	10.00	.01	1.90	1.91	—	—	—	11.91	19.10*	12	(.11)*	.11*	1*
Class Y
February 28, 2025**	$12.69	.23	.32	.55	(.47)	(.26)	(.73)	$12.51	4.44*	$23	(.02)*	1.80*	14*
August 31, 2024	10.40	.15	2.75	2.90	(.16)	(.45)	(.61)	12.69	28.97	17	(.05)	1.37	33
August 31, 2023	9.46	.10	1.32	1.42	(.04)	(.44)	(.48)	10.40	15.83	25	(.07)	1.04	13
August 31, 2022	11.90	.12	(1.87)	(1.75)	(.69)	—	(.69)	9.46	(15.73)	22	(.07)	1.11	10
August 31, 2021Δ	10.00	—[f]	1.90	1.90	—	—	—	11.90	19.00*	27	(.04)*	.04*	1*

See page 42 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
23

Financial highlights

(For a common share outstanding throughout the period)

2060 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
February 28, 2025**	$12.13	.21	.28	.49	(.44)	(.16)	(.60)	$12.02	4.22*	$732	.10*	1.74*	9*
August 31, 2024	10.25	.10	2.62	2.72	(.18)	(.66)	(.84)	12.13	28.16	625.19		.88	19
August 31, 2023	9.48	.04	1.31	1.35	(.03)	(.55)	(.58)	10.25	15.26	372.17		.42	28
August 31, 2022	13.66	.08	(1.83)	(1.75)	(.75)	(1.68)	(2.43)	9.48	(15.91)	118.18		.75	25
August 31, 2021†	10.66	.06	3.07	3.13	(.10)	(.03)	(.13)	13.66	29.56	71.18		.50	61
Class C
February 28, 2025**	$11.93	.15	.29	.44	(.37)	(.16)	(.53)	$11.84	3.78*	$85	.47*	1.28*	9*
August 31, 2024	10.15	.02	2.58	2.60	(.16)	(.66)	(.82)	11.93	27.21	71.94		.17	19
August 31, 2023	9.44	.02	1.24	1.26	—	(.55)	(.55)	10.15	14.32	13.92		.16	28
August 31, 2022	13.59	.02	(1.85)	(1.83)	(.64)	(1.68)	(2.32)	9.44	(16.48)	11.93		.17	25
August 31, 2021†	10.66	(.01)	3.04	3.03	(.07)	(.03)	(.10)	13.59	28.59	13.93		(.11)	61
Class R
February 28, 2025**	$12.09	.18	.28	.46	(.40)	(.16)	(.56)	$11.99	3.95*	$19	.30*	1.49*	9*
August 31, 2024	10.21	.06	2.61	2.67	(.13)	(.66)	(.79)	12.09	27.70	16.59		.55	19
August 31, 2023	9.46	.05	1.25	1.30	—	(.55)	(.55)	10.21	14.73	12.57		.53	28
August 31, 2022	13.62	.06	(1.85)	(1.79)	(.69)	(1.68)	(2.37)	9.46	(16.22)	11.58		.53	25
August 31, 2021†	10.66	.03	3.04	3.07	(.08)	(.03)	(.11)	13.62	29.00	13.58		.23	61
Class R3
February 28, 2025**	$12.14	.21	.28	.49	(.44)	(.16)	(.60)	$12.03	4.16*	$16	.18*	1.71*	9*
August 31, 2024	10.25	.09	2.62	2.71	(.16)	(.66)	(.82)	12.14	27.98	16.34		.80	19
August 31, 2023	9.48	.07	1.26	1.33	(.01)	(.55)	(.56)	10.25	14.99	12.32		.78	28
August 31, 2022	13.64	.09	(1.85)	(1.76)	(.72)	(1.68)	(2.40)	9.48	(15.97)	11.33		.78	25
August 31, 2021†	10.66	.06	3.04	3.10	(.09)	(.03)	(.12)	13.64	29.29	13.33		.48	61
Class R4
February 28, 2025**	$12.15	.22	.30	.52	(.12)	(.16)	(.28)	$12.39	4.32*	$27	.05*	1.77*	9*
August 31, 2024	10.26	.11	2.62	2.73	(.18)	(.66)	(.84)	12.15	28.26	24.09		.99	19
August 31, 2023	9.49	.08	1.28	1.36	(.04)	(.55)	(.59)	10.26	15.36	27.07		.83	28
August 31, 2022	13.66	.09	(1.83)	(1.74)	(.75)	(1.68)	(2.43)	9.49	(15.81)	20.08		.80	25
August 31, 2021†	10.66	.09	3.04	3.13	(.10)	(.03)	(.13)	13.66	29.58	13.08		.73	61
Class R5
February 28, 2025**	$12.18	.24	.27	.51	(.45)	(.16)	(.61)	$12.08	4.36*	$16	(.02)*	1.91*	9*
August 31, 2024	10.28	.13	2.63	2.76	(.20)	(.66)	(.86)	12.18	28.48	16	(.06)	1.20	19
August 31, 2023	9.50	.11	1.27	1.38	(.05)	(.55)	(.60)	10.28	15.56	13	(.08)	1.18	28
August 31, 2022	13.67	.13	(1.85)	(1.72)	(.77)	(1.68)	(2.45)	9.50	(15.67)	11	(.07)	1.18	25
August 31, 2021†	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.73	13	(.07)	.88	61

The accompanying notes are an integral part of these financial statements.

24
Retirement Advantage Funds

Financial highlights cont.

2060 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
February 28, 2025**	$12.19	.21	.30	.51	(.48)	(.16)	(.64)	$12.06	4.36*	$9,513	(.07)*	1.72*	9*
August 31, 2024	10.28	.12	2.66	2.78	(.21)	(.66)	(.87)	12.19	28.70	6,620	(.16)	1.13	19
August 31, 2023	9.51	.11	1.27	1.38	(.06)	(.55)	(.61)	10.28	15.57	2,051	(.18)	1.13	28
August 31, 2022	13.68	.13	(1.84)	(1.71)	(.78)	(1.68)	(2.46)	9.51	(15.55)	1,050	(.17)	1.16	25
August 31, 2021	10.66	.11	3.05	3.16	(.11)	(.03)	(.14)	13.68	29.87	748	(.17)	.91	61
August 31, 2020‡	10.00	.01	.65	.66	—	—	—	10.66	6.60*	346	(.11)*	.11*	3*
Class Y
February 28, 2025**	$12.18	.24	.27	.51	(.47)	(.16)	(.63)	$12.06	4.33*	$27	(.02)*	1.93*	9*
August 31, 2024	10.28	.13	2.63	2.76	(.20)	(.66)	(.86)	12.18	28.49	24	(.06)	1.21	19
August 31, 2023	9.51	.11	1.26	1.37	(.05)	(.55)	(.60)	10.28	15.44	18	(.08)	1.17	28
August 31, 2022	13.67	.13	(1.84)	(1.71)	(.77)	(1.68)	(2.45)	9.51	(15.58)	14	(.07)	1.18	25
August 31, 2021†	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.74	16	(.07)	.89	61

See page 42 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
25

Financial highlights

(For a common share outstanding throughout the period)

2055 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
February 28, 2025**	$12.29	.24	.25	.49	(.49)	(.21)	(.70)	$12.08	4.17*	$725	.09*	1.91*	14*
August 31, 2024	10.09	.11	2.56	2.67	(.22)	(.25)	(.47)	12.29	27.33	649.18		.95	21
August 31, 2023	9.66	.07	1.19	1.26	(.06)	(.77)	(.83)	10.09	14.28	261.16		.69	37
August 31, 2022	13.43	.06	(1.83)	(1.77)	(.75)	(1.25)	(2.00)	9.66	(15.71)	171.17		.59	25
August 31, 2021†	10.63	.06	2.96	3.02	(.10)	(.12)	(.22)	13.43	28.67	37.18		.53	46
Class C
February 28, 2025**	$12.18	.19	.25	.44	(.41)	(.21)	(.62)	$12.00	3.75*	$119	.47*	1.58*	14*
August 31, 2024	10.03	(.06)	2.64	2.58	(.18)	(.25)	(.43)	12.18	26.51	113.93		(.50)	21
August 31, 2023	9.63	—[f]	1.17	1.17	—	(.77)	(.77)	10.03	13.29	15.91		—[g]	37
August 31, 2022	13.37	—[f]	(1.85)	(1.85)	(.64)	(1.25)	(1.89)	9.63	(16.28)	18.92		.03	25
August 31, 2021†	10.63	(.01)	2.94	2.93	(.07)	(.12)	(.19)	13.37	27.78	13.93		(.11)	46
Class R
February 28, 2025**	$12.30	.22	.24	.46	(.44)	(.21)	(.65)	$12.11	3.89*	$15	.29*	1.77*	14*
August 31, 2024	10.09	.11	2.53	2.64	(.18)	(.25)	(.43)	12.30	26.91	16.58		.99	21
August 31, 2023	9.65	.04	1.17	1.21	—[f]	(.77)	(.77)	10.09	13.75	12.56		.40	37
August 31, 2022	13.40	.08	(1.90)	(1.82)	(.68)	(1.25)	(1.93)	9.65	(16.02)	11.57		.71	25
August 31, 2021†	10.63	.03	2.94	2.97	(.08)	(.12)	(.20)	13.40	28.21	13.58		.23	46
Class R3
February 28, 2025**	$12.32	.23	.25	.48	(.47)	(.21)	(.68)	$12.12	4.05*	$15	.17*	1.89*	14*
August 31, 2024	10.11	.14	2.52	2.66	(.20)	(.25)	(.45)	12.32	27.14	16.33		1.24	21
August 31, 2023	9.67	.06	1.18	1.24	(.03)	(.77)	(.80)	10.11	14.04	12.31		.65	37
August 31, 2022	13.42	.11	(1.89)	(1.78)	(.72)	(1.25)	(1.97)	9.67	(15.78)	11.32		.95	25
August 31, 2021†	10.63	.06	2.94	3.00	(.09)	(.12)	(.21)	13.42	28.50	13.33		.48	46
Class R4
February 28, 2025**	$12.34	.27	.22	.49	(.50)	(.21)	(.71)	$12.12	4.14*	$42	.04*	2.16*	14*
August 31, 2024	10.12	.15	2.54	2.69	(.22)	(.25)	(.47)	12.34	27.48	38.08		1.39	21
August 31, 2023	9.68	.08	1.19	1.27	(.06)	(.77)	(.83)	10.12	14.39	26.06		.86	37
August 31, 2022	13.44	.08	(1.84)	(1.76)	(.75)	(1.25)	(2.00)	9.68	(15.62)	30.07		.73	25
August 31, 2021†	10.63	.09	2.94	3.03	(.10)	(.12)	(.22)	13.44	28.79	13.08		.73	46
Class R5
February 28, 2025**	$12.36	.26	.24	.50	(.52)	(.21)	(.73)	$12.13	4.18*	$16	(.03)*	2.09*	14*
August 31, 2024	10.13	.18	2.54	2.72	(.24)	(.25)	(.49)	12.36	27.76	16	(.07)	1.64	21
August 31, 2023	9.69	.10	1.18	1.28	(.07)	(.77)	(.84)	10.13	14.51	12	(.09)	1.05	37
August 31, 2022	13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	9.69	(15.48)	11	(.08)	1.35	25
August 31, 2021†	10.63	.11	2.93	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46

The accompanying notes are an integral part of these financial statements.

26
Retirement Advantage Funds

Financial highlights cont.

2055 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
February 28, 2025**	$12.37	.26	.25	.51	(.53)	(.21)	(.74)	$12.14	4.29*	$13,797	(.08)*	2.06*	14*
August 31, 2024	10.14	.18	2.55	2.73	(.25)	(.25)	(.50)	12.37	27.84	8,788	(.17)	1.61	21
August 31, 2023	9.70	.12	1.17	1.29	(.08)	(.77)	(.85)	10.14	14.62	3,551	(.19)	1.26	37
August 31, 2022	13.46	.15	(1.88)	(1.73)	(.78)	(1.25)	(2.03)	9.70	(15.37)	2,899	(.18)	1.38	25
August 31, 2021	10.63	.11	2.95	3.06	(.11)	(.12)	(.23)	13.46	29.08	2,274	(.17)	.91	46
August 31, 2020‡	10.00	.01	.62	.63	—	—	—	10.63	6.30*	1,234	(.11)*	.11*	23*
Class Y
February 28, 2025**	$12.36	.26	.24	.50	(.52)	(.21)	(.73)	$12.13	4.19*	$18	(.03)*	2.09*	14*
August 31, 2024	10.13	.18	2.54	2.72	(.24)	(.25)	(.49)	12.36	27.76	18	(.07)	1.63	21
August 31, 2023	9.69	.10	1.18	1.28	(.07)	(.77)	(.84)	10.13	14.51	14	(.09)	1.04	37
August 31, 2022	13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	9.69	(15.48)	11	(.08)	1.35	25
August 31, 2021†	10.63	.10	2.94	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46

See page 42 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
27

Financial highlights

(For a common share outstanding throughout the period)

2050 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
February 28, 2025**	$11.68	.26	.19	.45	(.50)	(.14)	(.64)	$11.49	3.98*	$1,010	.09*	2.21*	9*
August 31, 2024	9.70	.16	2.33	2.49	(.26)	(.25)	(.51)	11.68	26.60	780.17		1.51	21
August 31, 2023	9.54	.06	1.04	1.10	(.07)	(.87)	(.94)	9.70	12.96	329.15		.66	22
August 31, 2022	13.23	.04	(1.74)	(1.70)	(.73)	(1.26)	(1.99)	9.54	(15.35)	160.17		.38	39
August 31, 2021†	10.60	.06	2.80	2.86	(.09)	(.14)	(.23)	13.23	27.38	19.17		.53	59
Class C
February 28, 2025**	$11.63	.25	.16	.41	(.46)	(.14)	(.60)	$11.44	3.61*	$38	.46*	2.13*	9*
August 31, 2024	9.67	.11	2.29	2.40	(.19)	(.25)	(.44)	11.63	25.60	25.92		1.03	21
August 31, 2023	9.50	.01	1.03	1.04	—	(.87)	(.87)	9.67	12.17	13.90		.13	22
August 31, 2022	13.17	.06	(1.84)	(1.78)	(.63)	(1.26)	(1.89)	9.50	(16.00)	11.92		.58	39
August 31, 2021†	10.60	(.01)	2.79	2.78	(.07)	(.14)	(.21)	13.17	26.51	13.92		(.12)	59
Class R
February 28, 2025**	$11.69	.24	.19	.43	(.45)	(.14)	(.59)	$11.53	3.76*	$15	.29*	2.03*	9*
August 31, 2024	9.71	.16	2.28	2.44	(.21)	(.25)	(.46)	11.69	26.00	15.57		1.50	21
August 31, 2023	9.52	.05	1.03	1.08	(.02)	(.87)	(.89)	9.71	12.60	12.55		.49	22
August 31, 2022	13.20	.10	(1.85)	(1.75)	(.67)	(1.26)	(1.93)	9.52	(15.74)	11.57		.93	39
August 31, 2021†	10.60	.03	2.79	2.82	(.08)	(.14)	(.22)	13.20	26.94	13.57		.23	59
Class R3
February 28, 2025**	$11.71	.25	.20	.45	(.48)	(.14)	(.62)	$11.54	3.92*	$15	.16*	2.15*	9*
August 31, 2024	9.72	.18	2.30	2.48	(.24)	(.25)	(.49)	11.71	26.37	15.32		1.75	21
August 31, 2023	9.54	.07	1.02	1.09	(.04)	(.87)	(.91)	9.72	12.78	12.30		.74	22
August 31, 2022	13.22	.13	(1.85)	(1.72)	(.70)	(1.26)	(1.96)	9.54	(15.49)	11.32		1.18	39
August 31, 2021†	10.60	.06	2.79	2.85	(.09)	(.14)	(.23)	13.22	27.23	13.32		.48	59
Class R4
February 28, 2025**	$11.72	.26	.20	.46	(.51)	(.14)	(.65)	$11.53	4.02*	$80	.04*	2.21*	9*
August 31, 2024	9.73	.19	2.31	2.50	(.26)	(.25)	(.51)	11.72	26.67	71.07		1.83	21
August 31, 2023	9.55	.08	1.05	1.13	(.08)	(.87)	(.95)	9.73	13.17	42.05		.87	22
August 31, 2022	13.24	.10	(1.80)	(1.70)	(.73)	(1.26)	(1.99)	9.55	(15.34)	28.07		.94	39
August 31, 2021†	10.60	.09	2.79	2.88	(.10)	(.14)	(.24)	13.24	27.51	13.07		.73	59
Class R5
February 28, 2025**	$11.75	.28	.18	.46	(.52)	(.14)	(.66)	$11.55	4.04*	$15	(.03)*	2.35*	9*
August 31, 2024	9.75	.23	2.29	2.52	(.27)	(.25)	(.52)	11.75	26.87	16	(.08)	2.15	21
August 31, 2023	9.56	.11	1.03	1.14	(.08)	(.87)	(.95)	9.75	13.36	12	(.10)	1.14	22
August 31, 2022	13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	9.56	(15.19)	11	(.08)	1.58	39
August 31, 2021†	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59

The accompanying notes are an integral part of these financial statements.

28
Retirement Advantage Funds

Financial highlights cont.

2050 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
February 28, 2025**	$11.76	.25	.22	.47	(.54)	(.14)	(.68)	$11.55	4.07*	$21,780	(.08)*	2.13*	9*
August 31, 2024	9.76	.22	2.31	2.53	(.28)	(.25)	(.53)	11.76	26.95	16,361	(.18)	2.03	21
August 31, 2023	9.57	.11	1.04	1.15	(.09)	(.87)	(.96)	9.76	13.48	5,676	(.20)	1.21	22
August 31, 2022	13.26	.19	(1.86)	(1.67)	(.76)	(1.26)	(2.02)	9.57	(15.08)	4,165	(.18)	1.73	39
August 31, 2021	10.60	.11	2.79	2.90	(.10)	(.14)	(.24)	13.26	27.81	3,930	(.18)	.94	59
August 31, 2020‡	10.00	.01	.59	.60	—	—	—	10.60	6.00*	2,020	(.11)*	.11*	9*
Class Y
February 28, 2025**	$11.75	.38	.08	.46	(.53)	(.14)	(.67)	$11.54	4.03*	$52	(.03)*	3.23*	9*
August 31, 2024	9.75	.23	2.29	2.52	(.27)	(.25)	(.52)	11.75	26.86	17	(.08)	2.15	21
August 31, 2023	9.56	.11	1.03	1.14	(.08)	(.87)	(.95)	9.75	13.37	13	(.10)	1.14	22
August 31, 2022	13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	9.56	(15.19)	12	(.08)	1.57	39
August 31, 2021†	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59

See page 42 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
29

Financial highlights

(For a common share outstanding throughout the period)

2045 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
February 28, 2025**	$11.85	.26	.19	.45	(.55)	(.07)	(.62)	$11.68	3.87*	$1,235	.09*	2.14*	8*
August 31, 2024	9.69	.19	2.23	2.42	(.26)	—	(.26)	11.85	25.39	1,156.17		1.78	22
August 31, 2023	9.68	.08	.96	1.04	(.11)	(.92)	(1.03)	9.69	12.05	549.15		.90	29
August 31, 2022	13.14	.12	(1.81)	(1.69)	(.70)	(1.07)	(1.77)	9.68	(15.04)	385.17		1.14	33
August 31, 2021†	10.55	.09	2.64	2.73	(.10)	(.04)	(.14)	13.14	26.05	204.17		.76	44
Class C
February 28, 2025**	$11.80	.21	.19	.40	(.48)	(.07)	(.55)	$11.65	3.44*	$165	.46*	1.74*	8*
August 31, 2024	9.66	.01	2.33	2.34	(.20)	—	(.20)	11.80	24.51	140.92		.13	22
August 31, 2023	9.65	.01	.95	.96	(.03)	(.92)	(.95)	9.66	11.14	28.90		.13	29
August 31, 2022	13.09	.09	(1.86)	(1.77)	(.60)	(1.07)	(1.67)	9.65	(15.63)	21.92		.77	33
August 31, 2021†	10.55	(.05)	2.69	2.64	(.06)	(.04)	(.10)	13.09	25.17	24.92		(.42)	44
Class R
February 28, 2025**	$11.87	.23	.19	.42	(.54)	(.07)	(.61)	$11.68	3.63*	$163	.29*	1.91*	8*
August 31, 2024	9.69	.05	2.34	2.39	(.21)	—	(.21)	11.87	25.08	150.57		.47	22
August 31, 2023	9.67	.05	.95	1.00	(.06)	(.92)	(.98)	9.69	11.59	12.55		.54	29
August 31, 2022	13.12	.13	(1.87)	(1.74)	(.64)	(1.07)	(1.71)	9.67	(15.41)	11.57		1.13	33
August 31, 2021†	10.55	.03	2.66	2.69	(.08)	(.04)	(.12)	13.12	25.59	13.57		.22	44
Class R3
February 28, 2025**	$11.89	.25	.18	.43	(.52)	(.07)	(.59)	$11.73	3.76*	$15	.17*	2.09*	8*
August 31, 2024	9.71	.23	2.19	2.42	(.24)	—	(.24)	11.89	25.31	15.32		2.18	22
August 31, 2023	9.69	.07	.95	1.02	(.08)	(.92)	(1.00)	9.71	11.88	12.30		.79	29
August 31, 2022	13.14	.15	(1.86)	(1.71)	(.67)	(1.07)	(1.74)	9.69	(15.16)	11.32		1.38	33
August 31, 2021†	10.55	.06	2.66	2.72	(.09)	(.04)	(.13)	13.14	25.88	13.32		.47	44
Class R4
February 28, 2025**	$11.90	.26	.19	.45	(.55)	(.07)	(.62)	$11.73	3.87*	$73	.04*	2.18*	8*
August 31, 2024	9.71	.26	2.19	2.45	(.26)	—	(.26)	11.90	25.70	72.07		2.48	22
August 31, 2023	9.71	.11	.93	1.04	(.12)	(.92)	(1.04)	9.71	12.05	74.05		1.21	29
August 31, 2022	13.16	.05	(1.73)	(1.68)	(.70)	(1.07)	(1.77)	9.71	(14.92)	79.07		.47	33
August 31, 2021†	10.55	.09	2.65	2.74	(.09)	(.04)	(.13)	13.16	26.17	13.07		.72	44
Class R5
February 28, 2025**	$11.92	.27	.19	.46	(.57)	(.07)	(.64)	$11.74	3.97*	$15	(.03)*	2.29*	8*
August 31, 2024	9.73	.27	2.20	2.47	(.28)	—	(.28)	11.92	25.83	15	(.08)	2.58	22
August 31, 2023	9.72	.11	.94	1.05	(.12)	(.92)	(1.04)	9.73	12.23	12	(.10)	1.19	29
August 31, 2022	13.17	.20	(1.86)	(1.66)	(.72)	(1.07)	(1.79)	9.72	(14.77)	11	(.08)	1.77	33
August 31, 2021†	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.87	44

The accompanying notes are an integral part of these financial statements.

30
Retirement Advantage Funds

Financial highlights cont.

2045 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
February 28, 2025**	$11.93	.27	.19	.46	(.58)	(.07)	(.65)	$11.74	3.99*	$21,094	(.08)*	2.26*	8*
August 31, 2024	9.73	.28	2.20	2.48	(.28)	—	(.28)	11.93	26.04	15,302	(.18)	2.64	22
August 31, 2023	9.72	.12	.94	1.06	(.13)	(.92)	(1.05)	9.73	12.36	9,338	(.20)	1.31	29
August 31, 2022	13.18	.21	(1.86)	(1.65)	(.74)	(1.07)	(1.81)	9.72	(14.76)	7,846	(.18)	1.91	33
August 31, 2021	10.55	.11	2.66	2.77	(.10)	(.04)	(.14)	13.18	26.46	7,504	(.18)	.95	44
August 31, 2020‡	10.00	.01	.54	.55	—	—	—	10.55	5.50*	4,295	(.11)*	.11*	14*
Class Y
February 28, 2025**	$11.92	.28	.17	.45	(.57)	(.07)	(.64)	$11.73	3.92*	$184	(.03)*	2.36*	8*
August 31, 2024	9.73	.27	2.20	2.47	(.28)	—	(.28)	11.92	25.87	143	(.08)	2.54	22
August 31, 2023	9.71	—[f]	1.06	1.06	(.12)	(.92)	(1.04)	9.73	12.35	95	(.10)	.01	29
August 31, 2022	13.17	.20	(1.87)	(1.67)	(.72)	(1.07)	(1.79)	9.71	(14.85)	11	(.08)	1.77	33
August 31, 2021†	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.86	44

See page 42 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
31

Financial highlights

(For a common share outstanding throughout the period)

2040 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
February 28, 2025**	$11.42	.22	.20	.42	(.58)	(.20)	(.78)	$11.06	3.82*	$1,631	.11*	1.90*	11*
August 31, 2024	9.51	.24	2.00	2.24	(.25)	(.08)	(.33)	11.42	24.09	1,161.20		2.35	29
August 31, 2023	9.66	.09	.83	.92	(.10)	(.97)	(1.07)	9.51	10.90	485.18		.96	27
August 31, 2022	12.91	.09	(1.71)	(1.62)	(.67)	(.96)	(1.63)	9.66	(14.47)	171.19		.83	47
August 31, 2021†	10.55	.08	2.47	2.55	(.10)	(.09)	(.19)	12.91	24.45	70.18		.65	45
Class C
February 28, 2025**	$11.38	.10	.27	.37	(.53)	(.20)	(.73)	$11.02	3.36*	$189	.48*	.86*	11*
August 31, 2024	9.48	.11	2.05	2.16	(.18)	(.08)	(.26)	11.38	23.14	74.95		1.10	29
August 31, 2023	9.62	.02	.84	.86	(.03)	(.97)	(1.00)	9.48	10.12	26.93		.26	27
August 31, 2022	12.86	.07	(1.77)	(1.70)	(.58)	(.96)	(1.54)	9.62	(15.12)	15.94		.60	47
August 31, 2021†	10.55	(.02)	2.48	2.46	(.06)	(.09)	(.15)	12.86	23.60	14.93		(.15)	45
Class R
February 28, 2025**	$11.43	.19	.19	.38	(.52)	(.20)	(.72)	$11.09	3.51*	$14	.31*	1.64*	11*
August 31, 2024	9.50	.19	2.02	2.21	(.20)	(.08)	(.28)	11.43	23.65	14.60		1.88	29
August 31, 2023	9.64	.07	.82	.89	(.06)	(.97)	(1.03)	9.50	10.45	12.58		.79	27
August 31, 2022	12.89	.12	(1.79)	(1.67)	(.62)	(.96)	(1.58)	9.64	(14.87)	11.59		1.10	47
August 31, 2021†	10.55	.03	2.48	2.51	(.08)	(.09)	(.17)	12.89	24.03	12.58		.26	45
Class R3
February 28, 2025**	$11.45	.20	.20	.40	(.55)	(.20)	(.75)	$11.10	3.67*	$14	.18*	1.77*	11*
August 31, 2024	9.52	.22	2.01	2.23	(.22)	(.08)	(.30)	11.45	23.88	15.35		2.13	29
August 31, 2023	9.66	.10	.81	.91	(.08)	(.97)	(1.05)	9.52	10.75	12.33		1.04	27
August 31, 2022	12.90	.15	(1.78)	(1.63)	(.65)	(.96)	(1.61)	9.66	(14.56)	11.34		1.35	47
August 31, 2021†	10.55	.06	2.47	2.53	(.09)	(.09)	(.18)	12.90	24.22	12.33		.51	45
Class R4
February 28, 2025**	$11.46	.20	.22	.42	(.58)	(.20)	(.78)	$11.10	3.79*	$67	.06*	1.76*	11*
August 31, 2024	9.52	.24	2.02	2.26	(.24)	(.08)	(.32)	11.46	24.30	76.10		2.35	29
August 31, 2023	9.67	.11	.82	.93	(.11)	(.97)	(1.08)	9.52	11.02	58.08		1.23	27
August 31, 2022	12.93	.09	(1.71)	(1.62)	(.68)	(.96)	(1.64)	9.67	(14.46)	41.09		.91	47
August 31, 2021†	10.55	.09	2.47	2.56	(.09)	(.09)	(.18)	12.93	24.60	12.08		.75	45
Class R5
February 28, 2025**	$11.48	.23	.20	.43	(.60)	(.20)	(.80)	$11.11	3.88*	$14	(.02)*	1.97*	11*
August 31, 2024	9.54	.26	2.02	2.28	(.26)	(.08)	(.34)	11.48	24.40	15	(.05)	2.53	29
August 31, 2023	9.68	.13	.82	.95	(.12)	(.97)	(1.09)	9.54	11.21	12	(.07)	1.44	27
August 31, 2022	12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	9.68	(14.32)	11	(.06)	1.75	47
August 31, 2021†	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45

The accompanying notes are an integral part of these financial statements.

32
Retirement Advantage Funds

Financial highlights cont.

2040 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
February 28, 2025**	$11.49	.24	.20	.44	(.61)	(.20)	(.81)	$11.12	4.00*	$31,187	(.07)*	2.10*	11*
August 31, 2024	9.55	.26	2.03	2.29	(.27)	(.08)	(.35)	11.49	24.48	22,074	(.15)	2.54	29
August 31, 2023	9.69	.14	.82	.96	(.13)	(.97)	(1.10)	9.55	11.33	9,900	(.17)	1.49	27
August 31, 2022	12.95	.21	(1.80)	(1.59)	(.71)	(.96)	(1.67)	9.69	(14.21)	6,909	(.16)	1.92	47
August 31, 2021	10.55	.11	2.48	2.59	(.10)	(.09)	(.19)	12.95	24.89	7,183	(.17)	.98	45
August 31, 2020‡	10.00	.02	.53	.55	—	—	—	10.55	5.50*	4,335	(.11)*	.18*	32*
Class Y
February 28, 2025**	$11.48	.22	.20	.42	(.60)	(.20)	(.80)	$11.10	3.84*	$83	(.02)*	1.94*	11*
August 31, 2024	9.54	.25	2.03	2.28	(.26)	(.08)	(.34)	11.48	24.44	38	(.05)	2.45	29
August 31, 2023	9.68	.11	.84	.95	(.12)	(.97)	(1.09)	9.54	11.21	28	(.07)	1.18	27
August 31, 2022	12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	9.68	(14.32)	11	(.06)	1.75	47
August 31, 2021†	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45

See page 42 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
33

Financial highlights

(For a common share outstanding throughout the period)

2035 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
February 28, 2025**	$11.24	.15	.23	.38	(.64)	(.05)	(.69)	$10.93	3.48*	$5,575	.13*	1.35*	10*
August 31, 2024	9.61	.21	1.85	2.06	(.30)	(.13)	(.43)	11.24	22.10	3,518.25		2.00	34
August 31, 2023	9.54	.14	.66	.80	(.04)	(.69)	(.73)	9.61	9.21	1,566.22		1.49	29
August 31, 2022	12.64	.12	(1.61)	(1.49)	(.66)	(.95)	(1.61)	9.54	(13.69)	720.23		1.16	51
August 31, 2021†	10.56	.05	2.22	2.27	(.10)	(.09)	(.19)	12.64	21.67	449.22		.45	56
Class C
February 28, 2025**	$11.17	.13	.20	.33	(.61)	(.05)	(.66)	$10.84	3.06*	$173	.50*	1.15*	10*
August 31, 2024	9.55	.04	1.93	1.97	(.22)	(.13)	(.35)	11.17	21.13	143	1.00	.41	34
August 31, 2023	9.51	.08	.65	.73	—	(.69)	(.69)	9.55	8.45	11.97		.87	29
August 31, 2022	12.58	.03	(1.60)	(1.57)	(.55)	(.95)	(1.50)	9.51	(14.26)	26.98		.32	51
August 31, 2021†	10.56	.01	2.17	2.18	(.07)	(.09)	(.16)	12.58	20.77	12.97		.12	56
Class R
February 28, 2025**	$11.24	.15	.20	.35	(.58)	(.05)	(.63)	$10.96	3.21*	$13	.33*	1.35*	10*
August 31, 2024	9.60	.18	1.85	2.03	(.26)	(.13)	(.39)	11.24	21.67	14.65		1.72	34
August 31, 2023	9.53	.11	.65	.76	—	(.69)	(.69)	9.60	8.75	11.62		1.19	29
August 31, 2022	12.61	.10	(1.63)	(1.53)	(.60)	(.95)	(1.55)	9.53	(14.00)	10.63		.92	51
August 31, 2021†	10.56	.05	2.17	2.22	(.08)	(.09)	(.17)	12.61	21.19	12.62		.47	56
Class R3
February 28, 2025**	$11.27	.17	.19	.36	(.60)	(.05)	(.65)	$10.98	3.36*	$14	.20*	1.48*	10*
August 31, 2024	9.63	.20	1.85	2.05	(.28)	(.13)	(.41)	11.27	21.88	14.40		1.97	34
August 31, 2023	9.54	.13	.67	.80	(.02)	(.69)	(.71)	9.63	9.15	11.37		1.44	29
August 31, 2022	12.63	.13	(1.64)	(1.51)	(.63)	(.95)	(1.58)	9.54	(13.84)	10.38		1.17	51
August 31, 2021†	10.56	.08	2.17	2.25	(.09)	(.09)	(.18)	12.63	21.48	12.37		.72	56
Class R4
February 28, 2025**	$11.27	.17	.21	.38	(.63)	(.05)	(.68)	$10.97	3.54*	$56	.08*	1.50*	10*
August 31, 2024	9.63	.22	1.86	2.08	(.31)	(.13)	(.44)	11.27	22.20	49.15		2.16	34
August 31, 2023	9.56	.15	.66	.81	(.05)	(.69)	(.74)	9.63	9.29	32.12		1.66	29
August 31, 2022	12.65	.13	(1.61)	(1.48)	(.66)	(.95)	(1.61)	9.56	(13.59)	21.13		1.23	51
August 31, 2021†	10.56	.11	2.17	2.28	(.10)	(.09)	(.19)	12.65	21.77	12.12		.97	56
Class R5
February 28, 2025**	$11.30	.19	.20	.39	(.65)	(.05)	(.70)	$10.99	3.57*	$14	.01*	1.68*	10*
August 31, 2024	9.65	.24	1.86	2.10	(.32)	(.13)	(.45)	11.30	22.39	14	—[g]	2.37	34
August 31, 2023	9.57	.17	.66	.83	(.06)	(.69)	(.75)	9.65	9.50	12	(.03)	1.84	29
August 31, 2022	12.66	.17	(1.64)	(1.47)	(.67)	(.95)	(1.62)	9.57	(13.44)	11	(.02)	1.57	51
August 31, 2021†	10.56	.13	2.16	2.29	(.10)	(.09)	(.19)	12.66	21.92	12	(.03)	1.12	56

The accompanying notes are an integral part of these financial statements.

34
Retirement Advantage Funds

Financial highlights cont.

2035 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
February 28, 2025**	$11.31	.19	.20	.39	(.66)	(.05)	(.71)	$10.99	3.58*	$34,192	(.04)*	1.66*	10*
August 31, 2024	9.66	.25	1.86	2.11	(.33)	(.13)	(.46)	11.31	22.49	23,724	(.10)	2.45	34
August 31, 2023	9.58	.18	.66	.84	(.07)	(.69)	(.76)	9.66	9.61	14,440	(.13)	1.93	29
August 31, 2022	12.67	.18	(1.63)	(1.45)	(.69)	(.95)	(1.64)	9.58	(13.34)	12,199	(.12)	1.68	51
August 31, 2021	10.56	.14	2.17	2.31	(.11)	(.09)	(.20)	12.67	22.06	12,118	(.13)	1.18	56
August 31, 2020‡	10.00	.07	.49	.56	—	—	—	10.56	5.60*	6,497	(.08)*	.68*	23*
Class Y
February 28, 2025**	$11.30	.17	.22	.39	(.65)	(.05)	(.70)	$10.99	3.60*	$82	.01*	1.48*	10*
August 31, 2024	9.65	.23	1.87	2.10	(.32)	(.13)	(.45)	11.30	22.39	49	—[g]	2.21	34
August 31, 2023	9.57	.17	.66	.83	(.06)	(.69)	(.75)	9.65	9.50	19	(.03)	1.84	29
August 31, 2022	12.66	.17	(1.63)	(1.46)	(.68)	(.95)	(1.63)	9.57	(13.43)	18	(.02)	1.57	51
August 31, 2021†	10.56	.12	2.17	2.29	(.10)	(.09)	(.19)	12.66	21.92	20	(.03)	1.06	56

See page 42 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
35

Financial highlights

(For a common share outstanding throughout the period)

2030 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
February 28, 2025**	$10.82	.19	.09	.28	(.44)	(.04)	(.48)	$10.62	2.71*	$2,163	.13*	1.79*	22*
August 31, 2024	9.43	.26	1.43	1.69	(.22)	(.08)	(.30)	10.82	18.22	1,834.26		2.58	33
August 31, 2023	9.53	.18	.38	.56	(.14)	(.52)	(.66)	9.43	6.36	951.25		1.90	35
August 31, 2022	12.29	.11	(1.52)	(1.41)	(.57)	(.78)	(1.35)	9.53	(12.89)	513.28		1.07	52
August 31, 2021†	10.55	.10	1.77	1.87	(.12)	(.01)	(.13)	12.29	17.86	195.28		.83	61
Class C
February 28, 2025**	$10.70	.14	.10	.24	(.42)	(.04)	(.46)	$10.48	2.33*	$243	.50*	1.32*	22*
August 31, 2024	9.34	.19	1.41	1.60	(.16)	(.08)	(.24)	10.70	17.34	87	1.01	1.91	33
August 31, 2023	9.45	.10	.39	.49	(.08)	(.52)	(.60)	9.34	5.58	115	1.00	1.11	35
August 31, 2022	12.23	.05	(1.52)	(1.47)	(.53)	(.78)	(1.31)	9.45	(13.50)	57	1.03	.49	52
August 31, 2021†	10.55	.02	1.76	1.78	(.09)	(.01)	(.10)	12.23	16.99	27	1.03	.16	61
Class R
February 28, 2025**	$10.84	.18	.08	.26	(.39)	(.04)	(.43)	$10.67	2.52*	$13	.33*	1.63*	22*
August 31, 2024	9.44	.22	1.43	1.65	(.17)	(.08)	(.25)	10.84	17.75	13.66		2.25	33
August 31, 2023	9.53	.14	.38	.52	(.09)	(.52)	(.61)	9.44	5.92	11.65		1.50	35
August 31, 2022	12.26	.10	(1.55)	(1.45)	(.50)	(.78)	(1.28)	9.53	(13.20)	10.68		.90	52
August 31, 2021†	10.55	.08	1.74	1.82	(.10)	(.01)	(.11)	12.26	17.42	12.68		.71	61
Class R3
February 28, 2025**	$10.86	.19	.09	.28	(.42)	(.04)	(.46)	$10.68	2.67*	$13	.21*	1.75*	22*
August 31, 2024	9.46	.25	1.43	1.68	(.20)	(.08)	(.28)	10.86	17.99	13.41		2.50	33
August 31, 2023	9.54	.16	.39	.55	(.11)	(.52)	(.63)	9.46	6.30	11.40		1.75	35
August 31, 2022	12.28	.12	(1.55)	(1.43)	(.53)	(.78)	(1.31)	9.54	(13.03)	10.43		1.15	52
August 31, 2021†	10.55	.11	1.74	1.85	(.11)	(.01)	(.12)	12.28	17.70	12.43		.96	61
Class R4
February 28, 2025**	$10.97	.20	.10	.30	(.45)	(.04)	(.49)	$10.78	2.80*	$19	.08*	1.86*	22*
August 31, 2024	9.47	.28	1.43	1.71	(.13)	(.08)	(.21)	10.97	18.21	19.16		2.74	33
August 31, 2023	9.56	.19	.38	.57	(.14)	(.52)	(.66)	9.47	6.54	15.15		2.02	35
August 31, 2022	12.30	.11	(1.51)	(1.40)	(.56)	(.78)	(1.34)	9.56	(12.79)	101.18		1.15	52
August 31, 2021†	10.55	.14	1.74	1.88	(.12)	(.01)	(.13)	12.30	17.98	12.18		1.21	61
Class R5
February 28, 2025**	$10.89	.21	.09	.30	(.46)	(.04)	(.50)	$10.69	2.87*	$13	.01*	1.95*	22*
August 31, 2024	9.48	.29	1.43	1.72	(.23)	(.08)	(.31)	10.89	18.51	13.01		2.89	33
August 31, 2023	9.57	.20	.38	.58	(.15)	(.52)	(.67)	9.48	6.64	11	—[g]	2.15	35
August 31, 2022	12.31	.17	(1.55)	(1.38)	(.58)	(.78)	(1.36)	9.57	(12.64)	10.03		1.55	52
August 31, 2021†	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.36	61

The accompanying notes are an integral part of these financial statements.

36
Retirement Advantage Funds

Financial highlights cont.

2030 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
February 28, 2025**	$10.89	.22	.09	.31	(.47)	(.04)	(.51)	$10.69	2.98*	$34,660	(.04)*	2.00*	22*
August 31, 2024	9.49	.30	1.42	1.72	(.24)	(.08)	(.32)	10.89	18.50	27,502	(.09)	2.96	33
August 31, 2023	9.57	.21	.39	.60	(.16)	(.52)	(.68)	9.49	6.86	13,477	(.10)	2.25	35
August 31, 2022	12.31	.16	(1.53)	(1.37)	(.59)	(.78)	(1.37)	9.57	(12.56)	11,594	(.07)	1.49	52
August 31, 2021	10.55	.16	1.74	1.90	(.13)	(.01)	(.14)	12.31	18.17	11,404	(.07)	1.38	61
August 31, 2020‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,698	(.05)*	1.21*	20*
Class Y
February 28, 2025**	$10.88	.21	.10	.31	(.47)	(.04)	(.51)	$10.68	2.93*	$715	.01*	1.95*	22*
August 31, 2024	9.48	.29	1.42	1.71	(.23)	(.08)	(.31)	10.88	18.41	838.01		2.76	33
August 31, 2023	9.57	.20	.38	.58	(.15)	(.52)	(.67)	9.48	6.65	14	—[g]	2.14	35
August 31, 2022	12.31	.17	(1.55)	(1.38)	(.58)	(.78)	(1.36)	9.57	(12.64)	12.03		1.54	52
August 31, 2021†	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.35	61

See page 42 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
37

Financial highlights

(For a common share outstanding throughout the period)

2025 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
February 28, 2025**	$10.70	.23	.01	.24	(.37)	—	(.37)	$10.57	2.28*	$2,084	.19*	2.12*	28*
August 31, 2024	9.56	.34	1.10	1.44	(.30)	—	(.30)	10.70	15.40	1,438.35		3.42	58
August 31, 2023	9.38	.17	.19	.36	(.04)	(.14)	(.18)	9.56	3.89	1,204.30		1.83	46
August 31, 2022	11.46	.09	(1.42)	(1.33)	(.35)	(.40)	(.75)	9.38	(12.36)	1,639.33		.90	49
August 31, 2021†	10.55	.14	1.00	1.14	(.17)	(.06)	(.23)	11.46	11.04	1,433.32		1.31	56
Class C
February 28, 2025**	$10.62	.19	.01	.20	(.29)	—	(.29)	$10.53	1.92*	$79	.56*	1.81*	28*
August 31, 2024	9.49	.27	1.08	1.35	(.22)	—	(.22)	10.62	14.39	78	1.10	2.72	58
August 31, 2023	9.34	.10	.19	.29	—	(.14)	(.14)	9.49	3.17	53	1.05	1.11	46
August 31, 2022	11.42	.03	(1.43)	(1.40)	(.28)	(.40)	(.68)	9.34	(12.98)	66	1.08	.31	49
August 31, 2021†	10.55	.04	1.03	1.07	(.14)	(.06)	(.20)	11.42	10.28	60	1.07	.34	56
Class R
February 28, 2025**	$10.68	.22	—[f]	.22	(.33)	—	(.33)	$10.57	2.09*	$13	.39*	2.02*	28*
August 31, 2024	9.55	.30	1.10	1.40	(.27)	—	(.27)	10.68	14.87	11.75		3.03	58
August 31, 2023	9.38	.14	.18	.32	(.01)	(.14)	(.15)	9.55	3.47	10.70		1.48	46
August 31, 2022	11.44	.07	(1.44)	(1.37)	(.29)	(.40)	(.69)	9.38	(12.68)	10.73		.66	49
August 31, 2021†	10.55	.10	1.00	1.10	(.15)	(.06)	(.21)	11.44	10.61	11.72		.92	56
Class R3
February 28, 2025**	$10.70	.23	(.01)	.22	(.34)	—	(.34)	$10.58	2.16*	$11	.27*	2.11*	28*
August 31, 2024	9.57	.33	1.09	1.42	(.29)	—	(.29)	10.70	15.12	12.50		3.28	58
August 31, 2023	9.40	.16	.18	.34	(.03)	(.14)	(.17)	9.57	3.73	10.45		1.73	46
August 31, 2022	11.46	.09	(1.43)	(1.34)	(.32)	(.40)	(.72)	9.40	(12.45)	10.48		.91	49
August 31, 2021†	10.55	.13	1.00	1.13	(.16)	(.06)	(.22)	11.46	10.88	11.47		1.17	56
Class R4
February 28, 2025**	$10.71	.24	—[f]	.24	(.28)	—	(.28)	$10.67	2.31*	$12	.14*	2.24*	28*
August 31, 2024	9.57	.34	1.11	1.45	(.31)	—	(.31)	10.71	15.50	12.25		3.49	58
August 31, 2023	9.41	.18	.18	.36	(.06)	(.14)	(.20)	9.57	3.98	100.20		1.96	46
August 31, 2022	11.48	.11	(1.43)	(1.32)	(.35)	(.40)	(.75)	9.41	(12.29)	105.23		1.15	49
August 31, 2021†	10.55	.15	1.01	1.16	(.17)	(.06)	(.23)	11.48	11.17	11.22		1.42	56
Class R5
February 28, 2025**	$10.73	.25	—[f]	.25	(.39)	—	(.39)	$10.59	2.37*	$12	.07*	2.31*	28*
August 31, 2024	9.59	.37	1.10	1.47	(.33)	—	(.33)	10.73	15.62	12.10		3.68	58
August 31, 2023	9.42	.20	.18	.38	(.07)	(.14)	(.21)	9.59	4.16	10.05		2.13	46
August 31, 2022	11.49	.14	(1.44)	(1.30)	(.37)	(.40)	(.77)	9.42	(12.14)	10.08		1.31	49
August 31, 2021†	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	11.07		1.57	56

The accompanying notes are an integral part of these financial statements.

38
Retirement Advantage Funds

Financial highlights cont.

2025 Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
February 28, 2025**	$10.73	.25	.01	.26	(.40)	—	(.40)	$10.59	2.47*	$17,434	.02*	2.35*	28*
August 31, 2024	9.59	.38	1.10	1.48	(.34)	—	(.34)	10.73	15.73	16,675	—[g]	3.77	58
August 31, 2023	9.42	.21	.18	.39	(.08)	(.14)	(.22)	9.59	4.27	11,085	(.05)	2.22	46
August 31, 2022	11.49	.15	(1.44)	(1.29)	(.38)	(.40)	(.78)	9.42	(12.05)	10,784	(.02)	1.45	49
August 31, 2021	10.55	.18	1.00	1.18	(.18)	(.06)	(.24)	11.49	11.36	10,325	(.03)	1.63	56
August 31, 2020‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,137	(.02)*	1.19*	26*
Class Y
February 28, 2025**	$10.73	.25	—[f]	.25	(.37)	—	(.37)	$10.61	2.41*	$18	.07*	2.31*	28*
August 31, 2024	9.59	.36	1.11	1.47	(.33)	—	(.33)	10.73	15.67	18.10		3.64	58
August 31, 2023	9.42	.25	.13	.38	(.07)	(.14)	(.21)	9.59	4.16	51.05		2.62	46
August 31, 2022	11.49	.13	(1.43)	(1.30)	(.37)	(.40)	(.77)	9.42	(12.14)	10.08		1.30	49
August 31, 2021†	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	12.07		1.56	56

See page 42 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
39

Financial highlights

(For a common share outstanding throughout the period)

Maturity Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
February 28, 2025**	$10.62	.24	(.01)	.23	(.24)	—	(.24)	$10.61	2.17*	$815	.21*	2.24*	19*
August 31, 2024	9.63	.38	1.00	1.38	(.38)	(.01)	(.39)	10.62	14.72	718.41		3.75	32
August 31, 2023	9.50	.14	.22	.36	(.14)	(.09)	(.23)	9.63	3.83	640.41		1.51	33
August 31, 2022	11.26	.03	(1.31)	(1.28)	(.32)	(.16)	(.48)	9.50	(11.91)	441.57		.25	46
August 31, 2021†	10.49	(.01)	.95	.94	(.16)	(.01)	(.17)	11.26	9.06	565.60		(.06)	41
Class C
February 28, 2025**	$10.44	.20	(.01)	.19	(.20)	—	(.20)	$10.43	1.84*	$11	.58*	1.88*	19*
August 31, 2024	9.47	.30	.99	1.29	(.31)	(.01)	(.32)	10.44	13.90	11	1.16	3.00	32
August 31, 2023	9.37	.06	.22	.28	(.09)	(.09)	(.18)	9.47	3.06	10	1.16	.63	33
August 31, 2022	11.19	(.06)	(1.29)	(1.35)	(.31)	(.16)	(.47)	9.37	(12.59)	9	1.32	(.56)	46
August 31, 2021†	10.49	.05	.81	.86	(.15)	(.01)	(.16)	11.19	8.25	11	1.35	.49	41
Class R
February 28, 2025**	$10.52	.22	(.01)	.21	(.22)	—	(.22)	$10.51	2.00*	$11	.40*	2.05*	19*
August 31, 2024	9.54	.33	1.00	1.33	(.34)	(.01)	(.35)	10.52	14.32	11.81		3.35	32
August 31, 2023	9.43	.09	.23	.32	(.12)	(.09)	(.21)	9.54	3.37	10.81		.98	33
August 31, 2022	11.22	(.02)	(1.29)	(1.31)	(.32)	(.16)	(.48)	9.43	(12.26)	10.97		(.21)	46
August 31, 2021†	10.49	.09	.81	.90	(.16)	(.01)	(.17)	11.22	8.60	11	1.00	.84	41
Class R3
February 28, 2025**	$10.58	.23	(.01)	.22	(.23)	—	(.23)	$10.57	2.12*	$11	.28*	2.17*	19*
August 31, 2024	9.59	.36	1.01	1.37	(.37)	(.01)	(.38)	10.58	14.63	11.56		3.60	32
August 31, 2023	9.47	.12	.22	.34	(.13)	(.09)	(.22)	9.59	3.63	10.56		1.23	33
August 31, 2022	11.24	—[f]	(1.29)	(1.29)	(.32)	(.16)	(.48)	9.47	(12.03)	10.72		.04	46
August 31, 2021†	10.49	.12	.80	.92	(.16)	(.01)	(.17)	11.24	8.84	11.75		1.09	41
Class R4
February 28, 2025**	$10.64	.24	(.01)	.23	(.24)	—	(.24)	$10.63	2.23*	$14	.16*	2.27*	19*
August 31, 2024	9.64	.37	1.03	1.40	(.39)	(.01)	(.40)	10.64	14.92	14.31		3.72	32
August 31, 2023	9.51	.15	.22	.37	(.15)	(.09)	(.24)	9.64	3.94	29.31		1.55	33
August 31, 2022	11.26	.02	(1.29)	(1.27)	(.32)	(.16)	(.48)	9.51	(11.81)	22.47		.18	46
August 31, 2021†	10.49	.14	.80	.94	(.16)	(.01)	(.17)	11.26	9.08	11.50		1.34	41
Class R5
February 28, 2025**	$10.67	.25	—[f]	.25	(.25)	—	(.25)	$10.67	2.37*	$11	.08*	2.37*	19*
August 31, 2024	9.67	.40	1.02	1.42	(.41)	(.01)	(.42)	10.67	15.04	11.16		4.00	32
August 31, 2023	9.53	.15	.24	.39	(.16)	(.09)	(.25)	9.67	4.14	10.16		1.63	33
August 31, 2022	11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	9.53	(11.77)	10.32		.44	46
August 31, 2021†	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41

The accompanying notes are an integral part of these financial statements.

40
Retirement Advantage Funds

Financial highlights cont.

Maturity Fund cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class R6
February 28, 2025**	$10.69	.26	—[f]	.26	(.26)	—	(.26)	$10.69	2.43*	$19,208	.03*	2.47*	19*
August 31, 2024	9.69	.41	1.02	1.43	(.42)	(.01)	(.43)	10.69	15.14	15,790.06		4.10	32
August 31, 2023	9.56	.16	.23	.39	(.17)	(.09)	(.26)	9.69	4.12	11,980.06		1.73	33
August 31, 2022	11.29	.06	(1.31)	(1.25)	(.32)	(.16)	(.48)	9.56	(11.57)	12,192.22		.58	46
August 31, 2021	10.49	.20	.78	.98	(.17)	(.01)	(.18)	11.29	9.42	11,041.25		1.86	41
August 31, 2020‡	10.00	(.01)	.50	.49	—	—	—	10.49	4.90*	2,152	.17*	(.07)*	6*
Class Y
February 28, 2025**	$10.67	.25	—[f]	.25	(.25)	—	(.25)	$10.67	2.37*	$28	.08*	2.37*	19*
August 31, 2024	9.67	.40	1.02	1.42	(.41)	(.01)	(.42)	10.67	15.04	27.16		4.00	32
August 31, 2023	9.53	.16	.23	.39	(.16)	(.09)	(.25)	9.67	4.14	24.16		1.63	33
August 31, 2022	11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	9.53	(11.77)	22.32		.43	46
August 31, 2021†	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41

See page 42 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
41

Financial highlights cont.

*	Not annualized.
**	Unaudited.
Δ	For the period December 30, 2020 (commencement of operations) to August 31, 2021.
†	For the period September 1, 2020 (commencement of operations) to August 31, 2021.
‡	For the period December 31, 2019 (commencement of operations) to August 31, 2020.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.
[c]	Total return does not reflect the effect of sales charges.
[d]	Expense ratios do not include expenses of the underlying funds.
[e]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):
	2/28/25	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
2065 Fund
Class A, C, R, R3, R4, R5, R6, and Y	2.88%	11.46%	28.50%	70.37%	99.33%	N/A
2060 Fund
Classes A, C, R, R3, R4, R5, and Y	0.83	3.03	5.12	7.76	12.96	N/A
Class R6	0.83	3.03	5.12	7.76	12.96	29.98%
2055 Fund
Classes A, C, R, R3, R4, R5, and Y	0.70	2.30	3.11	3.54	5.93	N/A
Class R6	0.70	2.30	3.11	3.54	5.93	8.82
2050 Fund
Classes A, C, R, R3, R4, R5, and Y	0.57	1.83	2.43	2.67	4.00	N/A
Class R6	0.57	1.83	2.43	2.67	4.00	6.16
2045 Fund
Classes A, C, R, R3, R4, R5, and Y	0.57	1.52	1.79	1.83	2.62	N/A
Class R6	0.57	1.52	1.79	1.83	2.62	4.00
2040 Fund
Classes A, C, R, R3, R4, R5, and Y	0.48	1.40	1.79	1.88	2.73	N/A
Class R6	0.48	1.40	1.79	1.88	2.73	3.98
2035 Fund
Classes A, C, R, R3, R4, R5, and Y	0.44	1.19	1.37	1.40	2.08	N/A
Class R6	0.44	1.19	1.37	1.40	2.08	3.25
2030 Fund
Classes A, C, R, R3, R4, R5, and Y	0.43	1.19	1.40	1.36	2.10	N/A
Class R6	0.43	1.19	1.40	1.36	2.10	3.38
2025 Fund
Classes A, C, R, R3, R4, R5, and Y	0.45	1.15	1.39	1.30	2.10	N/A
Class R6	0.45	1.15	1.39	1.30	2.10	3.46
Maturity Fund
Classes A, C, R, R3, R4, R5, and Y	0.42	1.10	1.22	1.04	1.86	N/A
Class R6	0.42	1.10	1.22	1.04	1.86	16.03
[f]	Amount represents less than $0.01 per share.
[g]	Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

42
Retirement Advantage Funds

Notes to financial statements 2/28/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from September 1, 2024 through February 28, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission

Each of the Putnam Retirement Advantage Funds (collectively the funds) are named the following:

Putnam Retirement Advantage 2065 Fund (2065 Fund)	Putnam Retirement Advantage 2040 Fund (2040 Fund)
Putnam Retirement Advantage 2060 Fund (2060 Fund)	Putnam Retirement Advantage 2035 Fund (2035 Fund)
Putnam Retirement Advantage 2055 Fund (2055 Fund)	Putnam Retirement Advantage 2030 Fund (2030 Fund)
Putnam Retirement Advantage 2050 Fund (2050 Fund)	Putnam Retirement Advantage 2025 Fund (2025 Fund)
Putnam Retirement Advantage 2045 Fund (2045 Fund)	Putnam Retirement Advantage Maturity Fund (Maturity Fund)

Each fund is a diversified series of Putnam Target Date Funds (the Trust), a Massachusetts business trust registered under the 1940 Act, as amended, as an open-end management investment company.

Each target date fund, except the Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Maturity Fund seeks as high a rate of current income as the fund’s investment manager believes is consistent with preservation of capital. Each target date fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments on or about the funds’ target date. Each target date fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Franklin Advisers believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Maturity Fund.

These financial statements report on each fund, which may invest in the following underlying Putnam funds, which are managed by Franklin Advisers. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request. As of February 28, 2025, each fund may invest in the following diversified funds:

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Dynamic Asset Allocation Growth Fund
Putnam Dynamic Asset Allocation Conservative Fund	Putnam Multi-Asset Income Fund
Putnam Dynamic Asset Allocation Equity Fund	Putnam Short Term Investment Fund

Each fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%/4.00% †	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R *	None	None	None
Class R3 *	None	None	None
Class R4 *	None	None	None
Class R5 *	None	None	None
Class R6 *	None	None	None
Class Y *	None	None	None
* Not available to all investors.
† Sales charge 5.75% for all funds except Maturity Fund which is 4.00%.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to each fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

Each fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Retirement Advantage Funds
43

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam funds are determined based on the policies contained in each underlying Putnam fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund’s did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
	Short-term	Long-term	Total
2060 Fund	$—	$6,509	$6,509
2055 Fund	—	5,404	5,404
2050 Fund	—	17,155	17,155
2045 Fund	—	54,687	54,687
2040 Fund	—	60,346	60,346
2035 Fund	—	92,402	92,402
2030 Fund	—	69,441	69,441
2025 Fund	—	373,191	373,191
Maturity Fund	—	190,937	190,937

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Cost for federal income tax purposes
2065 Fund	$25,807	$(3,894)	$21,913	$2,358,654
2060 Fund	166,440	—	166,440	10,263,425
2055 Fund	180,455	(222,160)	(41,705)	14,780,059
2050 Fund	308,631	(387,512)	(78,881)	23,068,949
2045 Fund	721,023	(15,168)	705,855	22,223,843
2040 Fund	82,207	(698,820)	(616,613)	33,796,168
2035 Fund	704,564	(1,039,878)	(335,314)	40,436,240
2030 Fund	636,008	(1,561,284)	(925,276)	38,746,931
2025 Fund	7,230	(881)	6,349	19,653,041
Maturity Fund	315,544	—	315,544	19,791,549

Distributions to shareholders Each fund normally distributes any net investment income, if any, and any distributions from capital gains, if any, annually, except Maturity Fund, which normally distributes any net investment income monthly and any distributions from capital gains annually, if any. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of each fund’s fiscal year. Reclassifications are made to each fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

44
Retirement Advantage Funds

Note 2: Management fee, administrative services and other transactions

Each fund pays Franklin Advisers a management fee. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Maturity Fund, the annual rate is 0.36%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.45%
2060 Fund	0.44%
2055 Fund	0.43%
2050 Fund	0.42%
2045 Fund	0.41%
2040 Fund	0.40%
2035 Fund	0.39%
2030 Fund	0.38%
2025 Fund	0.37%

Franklin Advisers has contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by the Manager
2065 Fund	$4,639
2060 Fund	25,865
2055 Fund	36,283
2050 Fund	60,775
2045 Fund	59,923
2040 Fund	83,101
2035 Fund	89,433
2030 Fund	89,137
2025 Fund	39,507
Maturity Fund	36,013

Franklin Advisers has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for the following class shares of the fund’s (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the fund’s average net assets.

Annual rates
Class A	0.55%
Class C	0.55%
Class R	0.70%
Class R3	0.70%
Class R4	0.70%
Class R5	0.55%
Class R6	0.45%
Class Y	0.55%

During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by the Manager
2065 Fund	$40,929
2060 Fund	46,635
2055 Fund	47,709
2050 Fund	52,287
2045 Fund	51,738
2040 Fund	56,279
2035 Fund	57,242
2030 Fund	54,831
2025 Fund	46,749
Maturity Fund	44,025

Franklin Advisers has retained Putnam Management as a sub-advisor for each fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to each fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to each fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of each fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the portion of each fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to each fund. The fee for those services is paid by each fund’s investment manager based on each fund’s average daily net assets and is not an additional expense of each fund.

Retirement Advantage Funds
45

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to each fund and receives fees for investor servicing at the following class specific rates. During the reporting period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%	Total
2065 Fund	$409	$49	$27	$21	$107	$9	$90	$12	$724
2060 Fund	420	47	24	22	36	10	991	16	$1,566
2055 Fund	432	73	22	22	56	10	1,393	11	$2,019
2050 Fund	559	21	21	21	105	10	2,347	23	$3,107
2045 Fund	761	100	217	21	100	9	2,237	105	$3,550
2040 Fund	940	58	20	20	96	9	3,386	52	$4,581
2035 Fund	2,861	103	19	19	73	9	3,600	35	$6,719
2030 Fund	1,257	112	17	18	26	8	3,853	496	$5,787
2025 Fund	1,277	49	17	16	16	7	2,124	11	$3,517
Maturity Fund	467	7	15	15	20	7	2,259	17	$2,807

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the funds. The Plans provide payments by each fund to Franklin Distributors at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%	Total
2065 Fund	$810	$388	$50	$18	$1,266
2060 Fund	833	369	44	20	$1,266
2055 Fund	856	581	39	19	$1,495
2050 Fund	1,107	166	38	19	$1,330
2045 Fund	1,509	797	391	18	$2,715
2040 Fund	1,863	456	36	18	$2,373
2035 Fund	5,661	820	34	17	$6,532
2030 Fund	2,492	885	31	16	$3,424
2025 Fund	2,532	391	30	14	$2,967
Maturity Fund	926	54	27	14	$1,021

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions from the sale of class A shares and received contingent deferred sales charges from redemptions of class C shares in the following amounts:

	Class A Net commissions	Class C CDSC
2065 Fund	$666	$—
2060 Fund	1,171	—
2055 Fund	582	3
2050 Fund	1,217	—
2045 Fund	735	—
2040 Fund	2,519	—
2035 Fund	2,742	—
2030 Fund	1,393	—
2025 Fund	610	—
Maturity Fund	21	—

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors, acting as underwriter, received the following amount on class A redemptions:

Class A CDSC
2065 Fund	$—
2060 Fund	6
2055 Fund	7
2050 Fund	6
2045 Fund	—
2040 Fund	9
2035 Fund	13
2030 Fund	—
2025 Fund	—
Maturity Fund	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$1,565,614	$219,137
2060 Fund	4,188,113	754,667
2055 Fund	7,500,363	1,667,885
2050 Fund	8,617,573	1,729,138
2045 Fund	8,798,717	1,592,106
2040 Fund	14,777,378	3,002,590
2035 Fund	18,014,210	3,239,122
2030 Fund	15,893,290	7,444,160
2025 Fund	6,875,718	5,426,635
Maturity Fund	7,098,846	3,571,466

46
Retirement Advantage Funds

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	8,725	$109,933	31,146	$354,025
Shares issued in connection with reinvestment of distributions	2,723	33,198	1,371	14,449
	11,448	143,131	32,517	368,474
Shares repurchased	(9,076)	(118,327)	(3,977)	(46,053)
Net increase	2,372	$24,804	28,540	$322,421

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	1,883	$23,801	2,153	$23,902
Shares issued in connection with reinvestment of distributions	267	3,223	196	2,052
	2,150	27,024	2,349	25,954
Shares repurchased	(117)	(1,505)	(28)	(307)
Net increase	2,033	$25,519	2,321	$25,647

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	100	$1,309	337	$3,500
Shares issued in connection with reinvestment of distributions	24	296	76	801
	124	1,605	413	4,301
Shares repurchased	—	—	—	—
Net increase	124	$1,605	413	$4,301

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	59	625
	—	—	59	625
Shares repurchased	—	—	—	—
Net increase	—	$—	59	$625

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	926	$11,862	2,906	$32,464
Shares issued in connection with reinvestment of distributions	281	3,435	361	3,811
	1,207	15,297	3,267	36,275
Shares repurchased	(1,365)	(17,587)	(2,861)	(35,367)
Net increase (decrease)	(158)	$(2,290)	406	$908

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	63	674
	—	—	63	674
Shares repurchased	—	—	—	—
Net increase	—	$—	63	$674

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	97,799	$1,263,810	20,085	$227,711
Shares issued in connection with reinvestment of distributions	4,338	53,101	786	8,313
	102,137	1,316,911	20,871	236,024
Shares repurchased	(5,529)	(70,268)	(12,746)	(144,479)
Net increase	96,608	$1,246,643	8,125	$91,545

Retirement Advantage Funds
47

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	489	$6,166	173	$1,975
Shares issued in connection with reinvestment of distributions	15	181	135	1,425
	504	6,347	308	3,400
Shares repurchased	(2)	(25)	(1,392)	(15,111)
Net increase (decrease)	502	$6,322	(1,084)	$(11,711)

2060 Fund

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	10,932	$133,635	19,074	$209,327
Shares issued in connection with reinvestment of distributions	2,794	32,859	3,303	33,558
	13,726	166,494	22,377	242,885
Shares repurchased	(4,290)	(52,594)	(7,214)	(80,039)
Net increase	9,436	$113,900	15,163	$162,846

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	1,457	$17,128	4,396	$45,784
Shares issued in connection with reinvestment of distributions	204	2,372	311	3,127
	1,661	19,500	4,707	48,911
Shares repurchased	(412)	(4,959)	(2)	(25)
Net increase	1,249	$14,541	4,705	$48,886

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	250	$3,060	31	$360
Shares issued in connection with reinvestment of distributions	9	102	95	967
	259	3,162	126	1,327
Shares repurchased	(3)	(37)	—	(3)
Net increase	256	$3,125	126	$1,324

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	98	999
	—	—	98	999
Shares repurchased	—	—	—	—
Net increase	—	$—	98	$999

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	219	$2,719	707	$7,743
Shares issued in connection with reinvestment of distributions	18	217	220	2,241
	237	2,936	927	9,984
Shares repurchased	(5)	(61)	(1,617)	(18,942)
Net increase (decrease)	232	$2,875	(690)	$(8,958)

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	104	1,056
	—	—	104	1,056
Shares repurchased	—	—	—	—
Net increase	—	$—	104	$1,056

48
Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	250,807	$3,083,368	366,418	$4,196,278
Shares issued in connection with reinvestment of distributions	33,294	392,867	19,273	196,200
	284,101	3,476,235	385,691	4,392,478
Shares repurchased	(38,568)	(476,222)	(41,891)	(461,489)
Net increase	245,533	$3,000,013	343,800	$3,930,989

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	190	$2,340	364	$3,984
Shares issued in connection with reinvestment of distributions	42	498	159	1,619
	232	2,838	523	5,603
Shares repurchased	(4)	(50)	(272)	(3,112)
Net increase	228	$2,788	251	$2,491

2055 Fund

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	6,711	$82,431	29,586	$321,428
Shares issued in connection with reinvestment of distributions	3,304	39,025	1,285	13,304
	10,015	121,456	30,871	334,732
Shares repurchased	(2,709)	(32,909)	(3,940)	(43,369)
Net increase	7,306	$88,547	26,931	$291,363

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	408	$5,016	9,572	$102,051
Shares issued in connection with reinvestment of distributions	437	5,136	100	1,027
	845	10,152	9,672	103,078
Shares repurchased	(138)	(1,649)	(1,907)	(22,337)
Net increase	707	$8,503	7,765	$80,741

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	50	517
	—	—	50	517
Shares repurchased	—	—	—	—
Net increase	—	$—	50	$517

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	52	549
	—	—	52	549
Shares repurchased	—	—	—	—
Net increase	—	$—	52	$549

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	410	$5,101	673	$7,429
Shares issued in connection with reinvestment of distributions	116	1,378	116	1,205
	526	6,479	789	8,634
Shares repurchased	(192)	(2,391)	(206)	(2,169)
Net increase	334	$4,088	583	$6,465

Retirement Advantage Funds
49

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	58	602
	—	—	58	602
Shares repurchased	—	—	—	—
Net increase	—	$—	58	$602

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	468,448	$5,893,337	414,430	$4,787,004
Shares issued in connection with reinvestment of distributions	59,464	705,241	18,238	189,492
	527,912	6,598,578	432,668	4,976,496
Shares repurchased	(101,597)	(1,275,426)	(72,482)	(801,351)
Net increase	426,315	$5,323,152	360,186	$4,175,145

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	19	$240	44	$479
Shares issued in connection with reinvestment of distributions	11	127	64	666
	30	367	108	1,145
Shares repurchased	(2)	(25)	(2)	(25)
Net increase	28	$342	106	$1,120

2050 Fund

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	18,868	$223,778	39,402	$401,511
Shares issued in connection with reinvestment of distributions	4,320	48,473	2,102	20,788
	23,188	272,251	41,504	422,299
Shares repurchased	(2,054)	(24,244)	(8,622)	(90,629)
Net increase	21,134	$248,007	32,882	$331,670

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	1,252	$14,848	751	$8,056
Shares issued in connection with reinvestment of distributions	102	1,145	62	617
	1,354	15,993	813	8,673
Shares repurchased	(170)	(1,931)	(2)	(25)
Net increase	1,184	$14,062	811	$8,648

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	58	574
	—	—	58	574
Shares repurchased	—	—	—	—
Net increase	—	$—	58	$574

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	61	606
	—	—	61	606
Shares repurchased	—	—	—	—
Net increase	—	$—	61	$606

50
Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	632	$7,465	1,780	$18,704
Shares issued in connection with reinvestment of distributions	295	3,322	242	2,399
	927	10,787	2,022	21,103
Shares repurchased	(37)	(426)	(247)	(2,648)
Net increase	890	$10,361	1,775	$18,455

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	66	659
	—	—	66	659
Shares repurchased	—	—	—	—
Net increase	—	$—	66	$659

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	500,965	$5,952,554	906,623	$10,164,843
Shares issued in connection with reinvestment of distributions	92,984	1,048,860	31,326	311,383
	593,949	7,001,414	937,949	10,476,226
Shares repurchased	(100,576)	(1,194,863)	(128,081)	(1,354,062)
Net increase	493,373	$5,806,551	809,868	$9,122,164

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,181	$49,528	—	$—
Shares issued in connection with reinvestment of distributions	179	2,012	72	716
	4,360	51,540	72	716
Shares repurchased	(1,287)	(14,974)	—	—
Net increase	3,073	$36,566	72	$716

2045 Fund

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	13,301	$158,904	42,223	$445,014
Shares issued in connection with reinvestment of distributions	5,494	62,630	1,555	15,721
	18,795	221,534	43,778	460,735
Shares repurchased	(10,549)	(124,670)	(2,988)	(32,320)
Net increase	8,246	$96,864	40,790	$428,415

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	4,063	$48,568	10,054	$106,582
Shares issued in connection with reinvestment of distributions	583	6,645	62	628
	4,646	55,213	10,116	107,210
Shares repurchased	(2,370)	(28,183)	(1,131)	(12,695)
Net increase	2,276	$27,030	8,985	$94,515

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	682	$8,144	11,412	$133,486
Shares issued in connection with reinvestment of distributions	632	7,215	26	262
	1,314	15,359	11,438	133,748
Shares repurchased	(14)	(163)	(3)	(30)
Net increase	1,300	$15,196	11,435	$133,718

Retirement Advantage Funds
51

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	29	291
	—	—	29	291
Shares repurchased	—	—	—	—
Net increase	—	$—	29	$291

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	195	$2,038
Shares issued in connection with reinvestment of distributions	255	2,924	196	1,990
	255	2,924	391	4,028
Shares repurchased	(36)	(427)	(1,958)	(22,642)
Net increase (decrease)	219	$2,497	(1,567)	$(18,614)

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	34	341
	—	—	34	341
Shares repurchased	—	—	—	—
Net increase	—	$—	34	$341

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	513,889	$6,171,476	497,531	$5,484,467
Shares issued in connection with reinvestment of distributions	85,254	977,014	27,183	275,903
	599,143	7,148,490	524,714	5,760,370
Shares repurchased	(85,399)	(1,019,995)	(201,089)	(2,126,568)
Net increase	513,744	$6,128,495	323,625	$3,633,802

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,990	$36,056	1,928	$22,443
Shares issued in connection with reinvestment of distributions	734	8,402	268	2,715
	3,724	44,458	2,196	25,158
Shares repurchased	—	—	—	—
Net increase	3,724	$44,458	2,196	$25,158

2040 Fund

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	43,827	$499,509	88,028	$875,905
Shares issued in connection with reinvestment of distributions	9,658	104,306	3,104	30,509
	53,485	603,815	91,132	906,414
Shares repurchased	(7,647)	(85,860)	(40,512)	(414,726)
Net increase	45,838	$517,955	50,620	$491,688

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	12,470	$139,112	3,918	$41,926
Shares issued in connection with reinvestment of distributions	423	4,558	75	741
	12,893	143,670	3,993	42,667
Shares repurchased	(2,221)	(24,908)	(221)	(2,050)
Net increase	10,672	$118,762	3,772	$40,617

52
Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	34	335
	—	—	34	335
Shares repurchased	—	—	—	—
Net increase	—	$—	34	$335

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	37	366
	—	—	37	366
Shares repurchased	—	—	—	—
Net increase	—	$—	37	$366

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	357	$4,095	540	$5,543
Shares issued in connection with reinvestment of distributions	312	3,381	199	1,963
	669	7,476	739	7,506
Shares repurchased	(1,247)	(14,236)	(243)	(2,360)
Net increase (decrease)	(578)	$(6,760)	496	$5,146

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	42	414
	—	—	42	414
Shares repurchased	—	—	—	—
Net increase	—	$—	42	$414

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	828,561	$9,738,147	1,057,289	$11,498,075
Shares issued in connection with reinvestment of distributions	185,973	2,017,808	38,339	378,406
	1,014,534	11,755,955	1,095,628	11,876,481
Shares repurchased	(129,530)	(1,469,712)	(211,762)	(2,250,594)
Net increase	885,004	$10,286,243	883,866	$9,625,887

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,303	$49,880	290	$3,020
Shares issued in connection with reinvestment of distributions	469	5,082	100	990
	4,772	54,962	390	4,010
Shares repurchased	(623)	(6,922)	—	—
Net increase	4,149	$48,040	390	$4,010

2035 Fund

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	183,504	$2,062,776	164,000	$1,746,817
Shares issued in connection with reinvestment of distributions	27,728	296,139	8,404	82,446
	211,232	2,358,915	172,404	1,829,263
Shares repurchased	(14,188)	(161,219)	(22,339)	(226,054)
Net increase	197,044	$2,197,696	150,065	$1,603,209

Retirement Advantage Funds
53

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	3,252	$36,737	11,758	$127,220
Shares issued in connection with reinvestment of distributions	875	9,271	42	412
	4,127	46,008	11,800	127,632
Shares repurchased	(995)	(11,047)	(160)	(1,693)
Net increase	3,132	$34,961	11,640	$125,939

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	46	454
	—	—	46	454
Shares repurchased	—	—	—	—
Net increase	—	$—	46	$454

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	49	484
	—	—	49	484
Shares repurchased	—	—	—	—
Net increase	—	$—	49	$484

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	589	$6,646	1,166	$11,957
Shares issued in connection with reinvestment of distributions	222	2,375	156	1,536
	811	9,021	1,322	13,493
Shares repurchased	(25)	(270)	(264)	(2,852)
Net increase	786	$8,751	1,058	$10,641

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	54	532
	—	—	54	532
Shares repurchased	—	—	—	—
Net increase	—	$—	54	$532

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	990,008	$11,340,148	972,491	$10,254,415
Shares issued in connection with reinvestment of distributions	162,255	1,740,998	64,864	638,262
	1,152,263	13,081,146	1,037,355	10,892,677
Shares repurchased	(140,586)	(1,567,159)	(434,239)	(4,403,320)
Net increase	1,011,677	$11,513,987	603,116	$6,489,357

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,949	$32,494	2,206	$23,574
Shares issued in connection with reinvestment of distributions	199	2,130	90	890
	3,148	34,624	2,296	24,464
Shares repurchased	(3)	(24)	—	—
Net increase	3,145	$34,600	2,296	$24,464

54
Retirement Advantage Funds

2030 Fund

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	41,772	$440,885	69,440	$710,098
Shares issued in connection with reinvestment of distributions	8,351	86,597	3,419	33,164
	50,123	527,482	72,859	743,262
Shares repurchased	(15,958)	(170,642)	(4,150)	(40,224)
Net increase	34,165	$356,840	68,709	$703,038

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	14,708	$158,946	999	$9,859
Shares issued in connection with reinvestment of distributions	958	9,834	315	3,039
	15,666	168,780	1,314	12,898
Shares repurchased	(594)	(6,294)	(5,543)	(54,818)
Net increase (decrease)	15,072	$162,486	(4,229)	$(41,920)

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	29	284
	—	—	29	284
Shares repurchased	—	—	—	—
Net increase	—	$—	29	$284

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	32	312
	—	—	32	312
Shares repurchased	—	—	—	—
Net increase	—	$—	32	$312

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	59	$650	130	$1,300
Shares issued in connection with reinvestment of distributions	26	275	33	321
	85	925	163	1,621
Shares repurchased	(3)	(44)	(7)	(65)
Net increase	82	$881	156	$1,556

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	37	358
	—	—	37	358
Shares repurchased	—	—	—	—
Net increase	—	$—	37	$358

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	998,723	$10,895,687	1,377,329	$14,235,293
Shares issued in connection with reinvestment of distributions	132,876	1,385,893	49,074	477,978
	1,131,599	12,281,580	1,426,403	14,713,271
Shares repurchased	(412,574)	(4,473,617)	(322,707)	(3,185,259)
Net increase	719,025	$7,807,963	1,103,696	$11,528,012

Retirement Advantage Funds
55

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	10,567	$116,551	75,655	$800,756
Shares issued in connection with reinvestment of distributions	3,534	36,860	49	479
	14,101	153,411	75,704	801,235
Shares repurchased	(24,131)	(259,068)	(165)	(1,685)
Net increase (decrease)	(10,030)	$(105,657)	75,539	$799,550

2025 Fund

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	116,932	$1,244,395	41,271	$421,072
Shares issued in connection with reinvestment of distributions	6,012	62,108	3,952	38,686
	122,944	1,306,503	45,223	459,758
Shares repurchased	(60,131)	(654,965)	(36,665)	(364,649)
Net increase	62,813	$651,538	8,558	$95,109

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	141	$1,500	2,345	$23,145
Shares issued in connection with reinvestment of distributions	177	1,826	123	1,203
	318	3,326	2,468	24,348
Shares repurchased	(171)	(1,812)	(693)	(7,088)
Net increase	147	$1,514	1,775	$17,260

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	147	$1,600	—	$—
Shares issued in connection with reinvestment of distributions	5	48	29	278
	152	1,648	29	278
Shares repurchased	—	—	—	—
Net increase	152	$1,648	29	$278

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	31	305
	—	—	31	305
Shares repurchased	—	—	—	—
Net increase	—	$—	31	$305

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	547	$5,325
Shares issued in connection with reinvestment of distributions	—	—	343	3,361
	—	—	890	8,686
Shares repurchased	—	—	(10,252)	(103,194)
Net decrease	—	$—	(9,362)	$(94,508)

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	36	347
	—	—	36	347
Shares repurchased	—	—	—	—
Net increase	—	$—	36	$347

56
Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	338,549	$3,583,619	846,742	$8,406,192
Shares issued in connection with reinvestment of distributions	46,023	476,337	39,342	385,551
	384,572	4,059,956	886,084	8,791,743
Shares repurchased	(291,766)	(3,124,519)	(488,039)	(4,936,351)
Net increase	92,806	$935,437	398,045	$3,855,392

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	20	202	179	1,756
	20	202	179	1,756
Shares repurchased	—	—	(3,839)	(40,000)
Net increase (decrease)	20	$202	(3,660)	$(38,244)

Maturity Fund

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	9,596	$100,663	122	$1,257
Shares issued in connection with reinvestment of distributions	1,579	16,705	2,652	26,560
	11,175	117,368	2,774	27,817
Shares repurchased	(1,965)	(20,797)	(1,659)	(16,845)
Net increase	9,210	$96,571	1,115	$10,972

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	15	144
	—	—	15	144
Shares repurchased	—	—	—	—
Net increase	—	$—	15	$144

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	16	159
	—	—	16	159
Shares repurchased	—	—	—	—
Net increase	—	$—	16	$159

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	18	170
	—	—	18	170
Shares repurchased	—	—	—	—
Net increase	—	$—	18	$170

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R4	Shares	Amount	Shares	Amount
Shares sold	110	$1,170	247	$2,447
Shares issued in connection with reinvestment of distributions	7	73	95	936
	117	1,243	342	3,383
Shares repurchased	(105)	(1,124)	(2,049)	(21,449)
Net increase (decrease)	12	$119	(1,707)	$(18,066)

Retirement Advantage Funds
57

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	19	186
	—	—	19	186
Shares repurchased	—	—	—	—
Net increase	—	$—	19	$186

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	603,828	$6,468,011	608,156	$6,122,070
Shares issued in connection with reinvestment of distributions	41,220	438,955	55,764	562,444
	645,048	6,906,966	663,920	6,684,514
Shares repurchased	(324,574)	(3,478,514)	(423,525)	(4,310,055)
Net increase	320,474	$3,428,452	240,395	$2,374,459

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	36	382	81	810
	36	382	81	810
Shares repurchased	—	—	—	—
Net increase	36	$382	81	$810
At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

	Shares owned	Percentage of shares outstanding	Fair value at the end of the reporting period
2065 Fund class C	1,160	15.62%	$14,256
2065 Fund class R	1,164	70.89	14,457
2065 Fund class R3	1,167	100.00	14,580
2065 Fund class R4	1,177	20.49	14,701
2065 Fund class R5	1,180	100.00	14,769
2065 Fund class R6	1,184	1.00	14,812
2065 Fund class Y	1,181	63.19	14,774
2060 Fund class C	1,309	18.16	15,499
2060 Fund class R	1,310	82.03	15,707
2060 Fund class R3	1,317	100.00	15,842
2060 Fund class R4	1,329	60.63	16,466
2060 Fund class R5	1,334	100.00	16,108
2060 Fund class Y	1,334	59.98	16,088
2055 Fund class C	1,259	12.65	15,108
2055 Fund class R	1,264	100.00	15,299
2055 Fund class R3	1,273	100.00	15,433
2055 Fund class R4	1,284	37.32	15,562
2055 Fund class R5	1,290	100.00	15,650
2055 Fund class Y	1,290	87.22	15,648
2050 Fund class C	1,287	38.98	14,723
2050 Fund class R	1,298	100.00	14,966
2050 Fund class R3	1,308	100.00	15,097
2050 Fund class R4	1,320	19.03	15,220
2050 Fund class R5	1,325	100.00	15,309
2050 Fund class Y	1,325	29.35	15,291
2045 Fund class C	1,238	8.73	14,423
2045 Fund class R	1,249	8.95	14,588
2045 Fund class R3	1,259	100.00	14,760
2045 Fund class R4	1,270	20.29	14,897
2045 Fund class R5	1,275	100.00	14,966
2045 Fund class Y	1,275	8.13%	$14,956
2040 Fund class C	1,250	7.28	13,775
2040 Fund class R	1,262	100.00	13,994
2040 Fund class R3	1,272	100.00	14,117
2040 Fund class R4	1,283	21.20	14,241
2040 Fund class R5	1,288	100.00	14,315
2040 Fund class Y	1,289	17.22	14,308
2035 Fund class C	1,218	7.64	13,203
2035 Fund class R	1,227	100.00	13,449
2035 Fund class R3	1,235	100.00	13,567
2035 Fund class R4	1,247	24.37	13,680
2035 Fund class R5	1,251	100.00	13,757
2035 Fund class Y	1,252	16.83	13,759
2030 Fund class C	1,171	5.05	12,272
2030 Fund class R	1,172	100.00	12,508
2030 Fund class R3	1,182	100.00	12,617
2030 Fund class R4	1,181	65.98	12,731
2030 Fund class R5	1,197	100.00	12,792
2030 Fund class Y	1,197	1.79	12,784
2025 Fund class C	1,066	14.15	11,225
2025 Fund class R	1,075	87.61	11,363
2025 Fund class R3	1,083	100.00	11,467
2025 Fund class R4	1,093	100.00	11,664
2025 Fund class R5	1,098	100.00	11,625
2025 Fund class Y	1,098	65.99	11,650
Maturity Fund class C	1,045	100.00	10,901
Maturity Fund class R	1,049	100.00	11,031
Maturity Fund class R3	1,053	100.00	11,125
Maturity Fund class R4	1,056	77.59	11,225
Maturity Fund class R5	1,058	100.00	11,283
Maturity Fund class Y	1,058	40.52	11,289

58
Retirement Advantage Funds

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	12.2%, 8.0%, 5.8%
2060 Fund	21.2%
2055 Fund	14.7%
2050 Fund	15.4%, 6.4%
2045 Fund	24.2%, 5.8%
2040 Fund	16.4%
2035 Fund	16.6%, 8.4%
2030 Fund	12.1%, 5.4%
2025 Fund	19.3%, 5.9%, 5.7%, 5.3%
Maturity Fund	20.0%, 9.5%, 5.2%

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
Affiliates	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 2/28/25	Fair value as of 2/28/25
Putnam Dynamic Asset Allocation Equity Fund Class P	$881,427	$1,212,825	$170,223	$18,597	$89,059	$48,626	$(117,130)	126,312	$1,855,525
Putnam Dynamic Asset Allocation Growth Fund Class P	242,185	343,494	45,887	7,914	28,974	9,716	(35,850)	25,366	513,658
Putnam Short Term Investment Fund Class G	5,116	9,295	3,027	181	—	—	—	11,384	11,384
Totals	$1,128,728	$1,565,614	$219,137	$26,692	$118,033	$58,342	$(152,980)		$2,380,567
2060 Fund
Affiliates	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 2/28/25	Fair value as of 2/28/25
Putnam Dynamic Asset Allocation Equity Fund Class P	$4,800,734	$2,501,911	$541,768	$77,394	$370,647	$115,299	$(336,347)	445,189	$6,539,829
Putnam Dynamic Asset Allocation Growth Fund Class P	2,573,970	1,663,699	205,788	67,013	245,338	48,123	(242,650)	189,499	3,837,354
Putnam Short Term Investment Fund Class G	37,290	22,503	7,111	1,033	—	—	—	52,682	52,682
Totals	$7,411,994	$4,188,113	$754,667	$145,440	$615,985	$163,422	$(578,997)		$10,429,865
2055 Fund
Affiliates	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 2/28/25	Fair value as of 2/28/25
Putnam Dynamic Asset Allocation Equity Fund Class P	$4,012,870	$2,812,960	$857,769	$72,236	$345,937	$175,146	$(409,303)	390,327	$5,733,904
Putnam Dynamic Asset Allocation Growth Fund Class P	5,589,497	4,649,603	797,581	164,357	601,724	159,450	(670,618)	441,005	8,930,351
Putnam Short Term Investment Fund Class G	48,834	37,800	12,535	1,422	—	—	—	74,099	74,099
Totals	$9,651,201	$7,500,363	$1,667,885	$238,015	$947,661	$334,596	$(1,079,921)		$14,738,354

Retirement Advantage Funds
59

2050 Fund
Affiliates	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 2/28/25	Fair value as of 2/28/25
Putnam Dynamic Asset Allocation Equity Fund Class P	$2,982,730	$1,259,041	$624,606	$45,484	$217,821	$140,090	$(274,528)	237,081	$3,482,727
Putnam Dynamic Asset Allocation Growth Fund Class P	14,174,961	7,249,093	1,086,542	358,673	1,313,121	143,719	(1,204,501)	951,937	19,276,730
Putnam Short Term Investment Fund Class G	139,162	109,439	17,990	4,321	—	—	—	230,611	230,611
Totals	$17,296,853	$8,617,573	$1,729,138	$408,478	$1,530,942	$283,809	$(1,479,029)		$22,990,068
2045 Fund
Affiliates	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 2/28/25	Fair value as of 2/28/25
Putnam Dynamic Asset Allocation Balanced Fund Class P	$509,826	$682,761	$47,477	$10,601	$62,527	$6,921	$(50,663)	67,486	$1,101,368
Putnam Dynamic Asset Allocation Growth Fund Class P	16,094,458	7,896,556	1,507,718	405,970	1,488,854	141,240	(1,365,082)	1,049,850	21,259,454
Putnam Short Term Investment Fund Class G	386,387	219,400	36,911	11,966	—	—	—	568,876	568,876
Totals	$16,990,671	$8,798,717	$1,592,106	$428,537	$1,551,381	$148,161	$(1,415,745)		$22,929,698
2040 Fund
Affiliates	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 2/28/25	Fair value as of 2/28/25
Putnam Dynamic Asset Allocation Balanced Fund Class P	$9,481,850	$6,984,531	$738,025	$187,688	$1,085,955	$120,587	$(976,162)	911,322	$14,872,781
Putnam Dynamic Asset Allocation Growth Fund Class P	13,218,778	7,374,651	2,198,894	374,195	1,366,283	417,703	(1,621,413)	848,930	17,190,825
Putnam Short Term Investment Fund Class G	763,424	418,196	65,671	21,692	—	—	—	1,115,949	1,115,949
Totals	$23,464,052	$14,777,378	$3,002,590	$583,575	$2,452,238	$538,290	$(2,597,575)		$33,179,555
2035 Fund
Affiliates	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 2/28/25	Fair value as of 2/28/25
Putnam Multi-Asset Income Fund Class P	$220,172	$408,377	$27,320	$34,086	$—	$751	$(580)	55,737	$601,400
Putnam Dynamic Asset Allocation Balanced Fund Class P	24,930,396	16,314,578	1,831,264	470,944	2,686,596	94,984	(2,231,546)	2,284,139	37,277,148
Putnam Dynamic Asset Allocation Conservative Fund Class P	137,544	326,124	19,498	6,676	4,089	485	(3,002)	40,519	441,653
Putnam Dynamic Asset Allocation Growth Fund Class P	1,047,318	268,825	1,257,881	15,056	55,121	70,036	(128,298)	—	—
Putnam Short Term Investment Fund Class G	1,187,578	696,306	103,159	10,648	—	—	—	1,780,725	1,780,725
Totals	$27,523,008	$18,014,210	$3,239,122	$537,410	$2,745,806	$166,256	$(2,363,426)		$40,100,926

60
Retirement Advantage Funds

2030 Fund
Affiliates	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 2/28/25	Fair value as of 2/28/25
Putnam Multi-Asset Income Fund Class P	$4,520,195	$2,407,609	$799,545	$132,167	$ —	$76,132	$(79,177)	567,675	$6,125,214
Putnam Dynamic Asset Allocation Balanced Fund Class P	11,236,177	4,898,981	3,995,061	178,909	945,906	630,835	(1,377,624)	698,119	11,393,308
Putnam Dynamic Asset Allocation Conservative Fund Class P	12,889,169	7,787,685	2,346,441	305,638	274,687	255,237	(449,552)	1,663,862	18,136,098
Putnam Short Term Investment Fund Class G	1,671,133	799,015	303,113	44,556	—	—	—	2,167,035	2,167,035
Totals	$30,316,674	$15,893,290	$7,444,160	$661,270	$1,220,593	$962,204	$(1,906,353)		$37,821,655
2025 Fund
Affiliates	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 2/28/25	Fair value as of 2/28/25
Putnam Multi-Asset Income Fund Class P	$13,516,208	$5,638,966	$3,099,620	$368,649	$—	$336,151	$(319,161)	1,489,578	$16,072,544
Putnam Dynamic Asset Allocation Balanced Fund Class P	768,249	211,178	450,394	10,426	49,441	63,890	(100,510)	30,172	492,413
Putnam Dynamic Asset Allocation Conservative Fund Class P	2,905,678	664,446	1,611,527	45,339	40,072	192,125	(219,701)	177,158	1,931,021
Putnam Short Term Investment Fund Class G	1,067,378	361,128	265,094	28,490	—	—	—	1,163,412	1,163,412
Totals	$18,257,513	$6,875,718	$5,426,635	$452,904	$89,513	$592,166	$(639,372)		$19,659,390
Maturity Fund
Affiliates	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 2/28/25	Fair value as of 2/28/25
Putnam Multi-Asset Income Fund Class P	$15,624,033	$6,641,046	$3,329,910	$444,465	$—	$96,384	$(113,385)	1,753,306	$18,918,168
Putnam Short Term Investment Fund Class G	972,681	457,800	241,556	27,308	—	—	—	1,188,925	1,188,925
Totals	$16,596,714	$7,098,846	$3,571,466	$471,773	$—	$96,384	$(113,385)		$20,107,093

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Note 7: Operating segments

Each fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact each fund’s financial position or results of operations.

Each fund operates as a single operating segment, which is an investment portfolio. Each fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. Each fund’s portfolio provides details of each fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Retirement Advantage Funds
61

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Not applicable

62
Retirement Advantage Funds

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

Retirement Advantage Funds
63

© 2025 Franklin Templeton. All rights reserved.	PRAF-SFSOI 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: April 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: April 28, 2025